Hotchkis & Wiley Funds
Prospectus
March 29, 2018 ,
                         as supplemented June 8, 2018

Diversified Value Fund		Global Value Fund
Class I	HWCIX	Class I	HWGIX
Class A	HWCAX	Class A	HWGAX
Class C	HWCCX	Class C	(not currently offered)
Class T	(not currently offered)	Class T	(not currently offered)

Large Cap Value Fund		International Value Fund
Class I	HWLIX	Class I	HWNIX
Class A	HWLAX	Class A	(not currently offered)
Class C	HWLCX	Class C	(not currently offered)
Class R	HWLRX	Class T	(not currently offered)
Class T	(not currently offered)

Mid-Cap Value Fund		Value Opportunities Fund
Class I	HWMIX	Class I	HWAIX
Class A	HWMAX	Class A	HWAAX
Class C	HWMCX	Class C	HWACX
Class R	HWMRX	Class T	(not currently offered)
Class T	(not currently offered)

Small Cap Value Fund		Capital Income Fund
Class I	HWSIX	Class I	HWIIX
Class A	HWSAX	Class A	HWIAX
Class C	HWSCX	Class C	(not currently offered)
Class T	(not currently offered)	Class T	(not currently offered)

Small Cap Diversified Value Fund		High Yield Fund
Class I	HWVIX	Class I	HWHIX
Class A	HWVAX	Class A	HWHAX
Class C	(not currently offered)	Class C	HWHCX
Class T	(not currently offered)	Class T	(not currently offered)
		Class Z	HWHZX

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HOTCHKIS & WILEY FUNDS
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Diversified Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	0.34%	0.34%	0.34%	0.34%(b)
Total Annual Fund Operating Expenses	1.09%	1.34%	2.09%	1.34%
Fee Waiver and/or Expense Reimbursement	-0.14%	-0.14%	-0.14%	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.95%	1.20%	1.95%	1.20%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.
(c)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits:  Class I - 0.95%, Class A - 1.20%, Class C -1.95%, Class T - 1.20%.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$333	$587	$1,316
Class A	$641	$914	$1,208	$2,041
Class C	$298	$641	$1,111	$2,218
Class T	$369	$650	$953	$1,810

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$333	$587	$1,316
Class A	$641	$914	$1,208	$2,041
Class C	$198	$641	$1,111	$2,218
Class T	$369	$650	$953	$1,810

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests in equity securities of large capitalization companies that are considered by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. The market capitalization range of the Index changes constantly, but as of June 30, 2017, the range was from $1.8 billion to $750.9 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Funds may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

ADR and GDR Risk.  American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares.  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception date for the Fund’s Class I, Class A and Class C shares is August 30, 2004.  Because Class T shares of the Fund are not currently offered to investors, performance information for that share class is not available.  Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a calendar quarter was 24.68% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.50% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Diversified Value Fund
Return Before Taxes – Class I	18.39%	15.02%	7.28%
Return After Taxes on Distributions – Class I	17.87	14.37	6.79
Return After Taxes on Distributions and Sale of Fund Shares – Class I	10.82	12.02	5.81
Return Before Taxes – Class A	11.90	13.50	6.44
Return Before Taxes – Class C	16.26	13.88	6.25
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	8.50
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	21.69	15.71	8.59
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66	14.04	7.10

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management
Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
George H. Davis, Jr.	CEO and Portfolio Manager	2004
Sheldon Lieberman	Portfolio Manager	2004
Patricia McKenna, CFA	Portfolio Manager	2004
Judd Peters, CFA	Portfolio Manager	2004
Scott McBride, CFA	President and Portfolio Manager	2004

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The minimum initial investment for Class I shares is $250,000.  For Class A and Class C shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax‑advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Large Cap Value Fund

Investment Objectives.  The Fund seeks current income and long-term growth of income, as well as capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class R	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class R	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.50%	0.25%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%(b)
Total Annual Fund Operating Expenses	0.99%	1.24%	1.99%	1.49%	1.24%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213
Class A	$645	$898	$1,170	$1,946
Class C	$302	$624	$1,073	$2,123
Class R	$152	$471	$813	$1,779
Class T	$373	$634	$914	$1,712

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213
Class A	$645	$898	$1,170	$1,946
Class C	$202	$624	$1,073	$2,123
Class R	$152	$471	$813	$1,779
Class T	$373	$634	$914	$1,712

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of large capitalization companies.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2017, the range was from $1.8 billion to $750.9 billion, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. Market capitalization is measured at the time of initial purchase.  The Fund also invests in stocks with high cash dividends or payout yields relative to the market.  The Fund may invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.    Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

The Fund may also invest in the securities of mid-cap companies. Investment in mid-cap companies may involve more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a mid-cap company may lose substantial value. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non‑U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

ADR and GDR Risk.  American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class R shares are June 24, 1987, October 26, 2001, February 4, 2002, and August 28, 2003, respectively.  Because Class T shares of the Fund are not currently offered to investors, performance information for that share class is not available.  Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 25.16% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.62% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Large Cap Value Fund
Return Before Taxes – Class I	18.87%	15.82%	7.33%
Return After Taxes on Distributions – Class I	18.39	15.31	6.91
Return After Taxes on Distributions and Sale of Fund Shares – Class I	11.05	12.70	5.86
Return Before Taxes – Class A	12.35	14.29	6.48
Return Before Taxes – Class C	16.71	14.66	6.29
Return Before Taxes – Class R	18.30	15.25	6.78
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	8.50
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	21.69	15.71	8.59
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66	14.04	7.10

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
George H. Davis, Jr.	CEO and Portfolio Manager	1988
Sheldon Lieberman	Portfolio Manager	1994
Patricia McKenna, CFA	Portfolio Manager	1995
Judd Peters, CFA	Portfolio Manager	1999
Scott McBride, CFA	President and Portfolio Manager	2001

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The minimum initial investment for Class I shares is $250,000.  For Class A, Class C and Class R shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Mid-Cap Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class R	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class R	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.50%	0.25%
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%(b)
Total Annual Fund Operating Expenses	1.03%	1.28%	2.03%	1.53%	1.28%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

	1 Year	3 Years	5 Years	10 Years
Class I	$105	$328	$569	$1,259
Class A	$649	$910	$1,190	$1,989
Class C	$306	$637	$1,093	$2,166
Class R	$156	$483	$834	$1,824
Class T	$377	$646	$935	$1,757

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$105	$328	$569	$1,259
Class A	$649	$910	$1,190	$1,989
Class C	$206	$637	$1,093	$2,166
Class R	$156	$483	$834	$1,824
Class T	$377	$646	$935	$1,757

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid-capitalization companies.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2017, the range was from $1.8 billion to $31.1 billion. Market capitalization is measured at the time of initial purchase.  The Fund may invest in the securities of small capitalization companies and in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The inception dates for the Fund’s Class I, Class A, Class C and Class R shares are January 2, 1997, January 2, 2001, January 2, 2001 and August 28, 2003, respectively.  Because Class T shares of the Fund are not currently offered to investors, performance information for that share class is not available.  Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was 29.32% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.84% (quarter ended September 30, 2011).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Mid-Cap Value Fund
Return Before Taxes – Class I	7.78%	12.78%	10.10%
Return After Taxes on Distributions – Class I	6.11	11.05	9.21
Return After Taxes on Distributions and Sale of Fund Shares – Class I	5.70	9.95	8.20
Return Before Taxes – Class A	1.88	11.29	9.24
Return Before Taxes – Class C	5.73	11.66	9.08
Return Before Taxes – Class R	7.23	12.22	9.56
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	18.52	14.96	9.11
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.34	14.68	9.10

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management
Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.
Investment team member	Primary title with Advisor	Started with the Fund
George H. Davis, Jr.	CEO and Portfolio Manager	1997
Stan Majcher, CFA	Portfolio Manager	1997
James Miles	Portfolio Manager	1997

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A, Class C and Class R shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Small Cap Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	0.29%	0.29%	0.29%	0.29%(b)
Total Annual Fund Operating Expenses	1.04%	1.29%	2.04%	1.29%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$106	$331	$574	$1,271
Class A	$649	$913	$1,195	$2,000
Class C	$307	$640	$1,098	$2,176
Class T	$378	$649	$940	$1,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$106	$331	$574	$1,271
Class A	$649	$913	$1,195	$2,000
Class C	$207	$640	$1,098	$2,176
Class T	$378	$649	$940	$1,768

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index.  The market capitalization range of the Index changes constantly, but as of June 30, 2017, the range was from $90.1 million to $5.9 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process that relies on rigorous, internally-generated fundamental research.  The Fund seeks concentration exposure to these investment opportunities by holding approximately 50-100 securities. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The inception dates for the Fund’s Class I, Class A and Class C shares are September 20, 1985, October 6, 2000 and February 4, 2002, respectively.  Because Class T shares of the Fund are not currently offered to investors, performance information for that share class is not available.  Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was 37.79% (quarter ended June 30, 2009) and the lowest return for a quarter was -36.97% (quarter ended December 31, 2008).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Small Cap Value Fund
Return Before Taxes – Class I	7.74%	13.96%	10.79%
Return After Taxes on Distributions – Class I	6.43	11.90	9.70
Return After Taxes on Distributions and Sale of Fund Shares – Class I	5.34	10.79	8.70
Return Before Taxes – Class A	1.83	12.46	9.92
Return Before Taxes – Class C	5.67	12.83	9.75
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65	14.12	8.71
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84	13.01	8.17

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
David Green, CFA	Portfolio Manager	1997
James Miles	Portfolio Manager	1995

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A and Class C shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

The availability of the Fund to new investors is limited.  New investors in the Fund must meet certain exceptions as listed in the “Small Cap Value Fund – Limited Availability” section of the Prospectus.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Small Cap Diversified Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	1.05%	0.99%	1.05%(c)	1.05%(c)
Acquired Fund Fees and Expenses(c)	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.87%	2.06%	2.87%	2.12%
Fee Waiver and/or Expense Reimbursement	-0.80%	-0.74%	-0.80%	-0.80%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)(d)	1.07%	1.32%	2.07%	1.32%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class C and Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.
(c)
Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratios to Average Net Assets-Expenses, net of reimbursement/waiver in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.

(d)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits:  Class I – 0.90%, Class A – 1.15%, Class C – 1.90%, Class T – 1.15%.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$109	$510	$937	$2,125
Class A	$652	$1,069	$1,511	$2,733
Class C	$310	$814	$1,443	$2,944
Class T	$381	$822	$1,289	$2,579

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$109	$510	$937	$2,125
Class A	$652	$1,069	$1,511	$2,733
Class C	$210	$814	$1,443	$2,944
Class T	$381	$822	$1,289	$2,579

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index.  The market capitalization range of the Index changes constantly, but as of June 30, 2017, the range was from $90.1 million to $5.9 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.  Under normal conditions, the Fund typically will hold equity securities of approximately 300 to 400 different companies.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by holding approximately 300-400 portfolio securities. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares.  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception date for the Fund’s Class I and Class A shares is June 30, 2014.  Because Class C and Class T shares of the Fund are not currently offered to investors, performance information for those share classes is not available.  Class C and Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class C and Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was 15.72% (quarter ended December 31, 2016) and the lowest return for a quarter was –12.39% (quarter ended September 30, 2015).

Average Annual Total Returns
(for the periods ended December 31, 2017)

	1 Year	Since Inception (6/30/14)
Small Cap Diversified Value Fund
Return Before Taxes – Class I	13.75%	10.63%
Return After Taxes on Distributions – Class I	9.25	8.79
Return After Taxes on Distributions and Sale of Fund Shares – Class I	10.02	7.89
Return Before Taxes – Class A	7.54	8.67
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65	8.98
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	7.84	8.13

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
Judd Peters, CFA	Portfolio Manager	2014
Ryan Thomes, CFA	Portfolio Manager	2014

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for individual retirement accounts (“IRAs”).  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Global Value Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 in the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	2.57%	2.32%	2.57%(b)	2.57%(b)
Total Annual Fund Operating Expenses	3.37%	3.37%	4.37%	3.62%
Fee Waiver and/or Expense Reimbursement	-2.27%	-2.02%	-2.27%	-2.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.10%	1.35%	2.10%	1.35%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class C and Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.
(c)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits:  Class I – 1.10%, Class A – 1.35%, Class C – 2.10%, Class T – 1.35%.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$824	$1,559	$3,504
Class A	$655	$1,328	$2,023	$3,862
Class C	$313	$1,118	$2,035	$4,168
Class T	$384	$1,126	$1,888	$3,888

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$824	$1,559	$3,504
Class A	$655	$1,328	$2,023	$3,862
Class C	$213	$1,118	$2,035	$4,168
Class T	$384	$1,126	$1,888	$3,888

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy. The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging markets.  Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to:  its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).  From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.  The Fund invests in companies of any size market capitalization.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.  The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies.  Small and mid-cap companies may have limited product lines or markets.  They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Foreign (Non-U.S.) Investment Risk.  The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the recent referendum in which the United Kingdom voted to exit the EU (known as “Brexit”).  One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows the changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2012, and August 30, 2013, respectively.  Because Class C and Class T shares of the Fund are not currently offered to investors, performance information for those share classes is not available.  Class C and Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class C and Class T shares have higher expenses than the existing Class I shares, performance will be lower.  Performance figures prior to the inception date of Class A shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of Class A shares and the sales charge of Class A shares.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.20% (quarter ended March 31, 2013) and the lowest return for a calendar quarter was -9.47% (quarter ended September 30, 2015).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Year	5 Years (Since Inception - 12/31/12)
Global Value Fund
Return Before Taxes – Class I	16.78%	12.20%	12.20%
Return After Taxes on Distributions – Class I	15.31	10.44	10.44
Return After Taxes on Distributions and Sale of Fund Shares – Class I	10.68	9.29	9.29
Return Before Taxes – Class A	10.38	10.75	10.75
Russell Developed Index (reflects no deduction for fees, expenses or taxes)	23.04	12.54	12.54

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
Scott McBride, CFA	President and Portfolio Manager	2012
Judd Peters, CFA	Portfolio Manager	2012
Scott Rosenthal	Portfolio Manager	2012

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
International Value Fund

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 in the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	6.51%	6.51%(b)	6.51%(b)	6.51%(b)
Total Annual Fund Operating Expenses	7.36%	7.61%	8.36%	7.61%
Fee Waiver and/or Expense Reimbursement(c)	-6.21%	-6.21%	-6.21%	-6.21%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.15%	1.40%	2.15%	1.40%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class A, Class C and Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.
(c)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits:  Class I – 1.15%, Class A – 1.40%, Class C – 2.15%, Class T – 1.40%..

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$1,610	$3,033	$6,307
Class A	$660	$2,115	$3,496	$6,643
Class C	$318	$1,880	$3,433	$6,772
Class T	$389	$1,886	$3,307	$6,546

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$1,610	$3,033	$6,307
Class A	$660	$2,115	$3,496	$6,643
Class C	$218	$1,880	$3,433	$6,772
Class T	$389	$1,886	$3,307	$6,546

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy.  The Fund seeks to achieve its objective by investing primarily in non-U.S. companies, which may include companies located or operating in developed or emerging markets.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).  From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.  The Fund invests in companies of any size market capitalization.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).  Investments in ETFs based on foreign market indices are considered investments outside the U.S.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies.  Small and mid-cap companies may have limited product lines or markets.  They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Industrial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the recent referendum in which the United Kingdom voted to exit the EU (known as “Brexit”).  One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ADR and GDR Risk.  American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows the Fund’s performance for one year for Class I shares.  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year (since inception) compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866 HW-FUNDS (1-866-493-8637).

The inception date for the Fund’s Class I shares is December 31, 2015. Because Class A, Class C and Class T shares of the Fund are not currently offered to investors, performance information for those share classes is not available.  Class A, Class C and Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class A, Class C and Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 7.89% (quarter ended September 30, 2016) and the lowest return for a calendar quarter was -3.17% (quarter ended June 30, 2016).
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Average Annual Total Returns
(for the period ended December 31, 2017)
	1 Year	Since Inception (12/31/15)
International Value Fund
Return Before Taxes – Class I	18.19%	14.62%
Return After Taxes on Distributions – Class I	16.75	13.33
Return After Taxes on Distributions and Sale of Fund Shares – Class I	11.72	11.23
Russell Developed ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	25.89	14.07

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
Scott Rosenthal	Portfolio Manager	2015
Scott McBride, CFA	President and Portfolio Manager	2015
David Green, CFA	Portfolio Manager	2015

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A and Class C shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for individual retirement accounts (“IRAs”).  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.  The Fund is currently not offering Class A or Class C shares to investors.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
Value Opportunities Fund

Investment Objective.  The Fund seeks capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	0.24%	0.24%	0.24%	0.24%(b)
Total Annual Fund Operating Expenses	0.99%	1.24%	1.99%	1.24%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213
Class A	$645	$898	$1,170	$1,946
Class C	$302	$624	$1,073	$2,123
Class T	$373	$634	$914	$1,712

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$315	$547	$1,213
Class A	$645	$898	$1,170	$1,946
Class C	$202	$624	$1,073	$2,123
Class T	$373	$634	$914	$1,712

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests in equity securities, such as common stock, preferred stock and convertible securities, of any size market capitalization, and investment grade and high yield (“junk bonds”) fixed income securities.  Hotchkis & Wiley Capital Management, LLC (the “Advisor”) selects companies that it believes have strong capital appreciation potential. The Fund may invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.  The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objective and principal investment strategies.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.  Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Fixed Income Securities Risk.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Non-Diversification Risk.  The Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

High Yield Risk.  The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

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Fund Summary: Hotchkis & Wiley Funds

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency‑denominated securities may reduce the returns of the Fund.

Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase.  To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Portfolio Turnover Risk.  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements. High portfolio turnover (i.e., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes).  The trading costs and tax effects associated with portfolio turnover may lower the Fund’s effective return for investors.

Derivatives Risk.  A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulﬁll its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (a class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class C shares are December 31, 2002, December 31, 2002 and August 28, 2003, respectively.  Because Class T shares of the Fund are not currently offered to investors, performance information for that share class is not available.  Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.

Calendar Year Total Returns as of December 31

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Fund Summary: Hotchkis & Wiley Funds

During the period shown in the bar chart, the highest return for a quarter was 31.30% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Value Opportunities Fund
Return Before Taxes – Class I	13.85%	14.79%	12.00%
Return After Taxes on Distributions – Class I	12.92	12.43	10.60
Return After Taxes on Distributions and Sale of Fund Shares – Class I	8.45	11.10	9.54
Return Before Taxes – Class A	7.61	13.28	11.13
Return Before Taxes – Class C	11.76	13.65	10.94
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	8.50

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
George H. Davis, Jr.	CEO and Portfolio Manager	2002
David Green, CFA	Portfolio Manager	2002

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A and Class C shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary: Hotchkis & Wiley Funds
Capital Income Fund

Investment Objectives.  The Fund seeks high current income and long‑term growth of income, as well as capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%
Other Expenses	0.62%	0.62%	0.62%(b)	0.62%(b)
Acquired Fund Fees and Expenses(c)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.29%	1.54%	2.29%	1.54%
Fee Waiver and/or Expense Reimbursement	-0.47%	-0.47%	-0.47%	-0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)	0.82%	1.07%	1.82%	1.07%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)	Because Class C and Class T shares are not currently offered to investors, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.
(c)
Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund do not correlate to the Ratios to Average Net Assets-Expenses, net of reimbursement/waiver in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.

(d)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I – 0.80%, Class A – 1.05%, Class C – 1.80%, Class T – 1.05%.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$84	$363	$662	$1,515
Class A	$579	$894	$1,232	$2,184
Class C	$285	$670	$1,182	$2,400
Class T	$356	$679	$1,025	$2,000

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$84	$363	$662	$1,515
Class A	$579	$894	$1,232	$2,184
Class C	$185	$670	$1,182	$2,400
Class T	$356	$679	$1,025	$2,000

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

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Fund Summary: Hotchkis & Wiley Funds

Principal Investment Strategy.  The Fund normally invests in a diversified portfolio of debt and equity securities.  The Fund may shift its investments from one asset class to another based on Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) analysis of the best opportunities for the Fund’s portfolio in a given market.  The equity securities in which the Fund invests consist primarily of common and preferred stocks with market capitalizations greater than $1 billion.  Debt securities include all varieties of fixed, floating and variable rate instruments, convertible securities and investment grade and below investment grade fixed income securities (commonly known as “junk bonds”).  The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields that the Advisor believes are attractive.  The Fund may invest up to 100% of its total assets in bonds rated below investment grade, including a portion in defaulted securities.  The Fund may invest up to 25% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to markets, currencies, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may normally use include futures, forwards, options, swaps and other similar instruments.

In selecting debt securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

In selecting equity securities for the Fund, the Advisor seeks to invest in undervalued stocks with high cash dividends and strong balance sheets. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  The Fund evaluates each sell candidate based on its specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Fixed Income Securities Risk.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

High Yield Risk.  The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s respective benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmarks.

Income Risk.  The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates.  If the income is reduced, distributions by the Fund to shareholders may be less.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Fund Summary: Hotchkis & Wiley Funds

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Mortgage-Related and Other Asset-Backed Securities Risk.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security.  Either outcome could adversely affect Fund performance.  The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Derivatives Risk.  A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or manage cash.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulﬁll its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase.  To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Leverage Risk.  Leverage risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of two broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance for Class C shares is not included as Class C shares have yet to commence operations.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1‑866‑HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2010 and February 28, 2011, respectively.  Because Class C and Class T shares of the Fund are not currently offered to investors, performance information for those share classes is not available.  Class C and Class T shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class C and Class T shares have higher expenses than the existing Class I shares, performance will be lower.  Performance figures prior to the inception date of Class A shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of Class A shares and the sales charge of Class A shares.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a calendar quarter was 10.01% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -9.00% (quarter ended September 30, 2011).

Average Annual Total Returns
for the periods ended December 31, 2017)

	1 Year	5 Years	Since Inception (12/31/10)
Capital Income Fund
Return Before Taxes – Class I	10.26%	10.37%	10.32%
Return After Taxes on Distributions – Class I	8.60	7.87	8.08
Return After Taxes on Distributions and Sale of Fund Shares – Class I	6.01	7.16	7.38
Return Before Taxes – Class A	4.79	9.05	9.71
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	13.76
ICE BofAML U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	3.63	2.13	3.26

The Advisor believes that the additional index reasonably represents the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with the Advisor	Started with the Fund
Mark Hudoff	Portfolio Manager	2010
Patrick Meegan	Portfolio Manager	2010
Noah Mayer	Portfolio Manager	2015

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1‑866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds
High Yield Fund

Investment Objectives.  The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares, or if you invest more than $250,000 in Class T shares. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C, Class R Class T and Class Z Shares” beginning on page 48 of the Prospectus, in Appendix A to the Prospectus, and in “Purchase of Shares” beginning on page 46 of the Funds’ Statement of Additional Information.  Please note the tables and examples below do not reflect transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediaries when buying or selling Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class T	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.75%	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None(a)	1.00%	None	None
Redemption Fee (as a % of amount redeemed on shares held for 90 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class T	Class Z
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	0.25%	None
Other Expenses	0.19%	0.19%	0.19%	0.19%(b)	0.09%
Total Annual Fund Operating Expenses	0.74%	0.99%	1.74%	0.99%	0.64%
Fee Waiver and/or Expense Reimbursement	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.70%	0.95%	1.70%	0.95%	0.60%
(a)
You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

(b)
Because Class T shares are not currently offered to investors and Class Z shares are new, Other Expenses are based on Other Expenses for Class I shares of the Fund for the fiscal year ended June 30, 2017.

(c)
Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2018 (and through October 31, 2019 for the Class Z shares) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I – 0.70%, Class A – 0.95%, Class C – 1.70%, Class T – 0.95% and Class Z – 0.60%.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$72	$233	$408	$915
Class A	$468	$675	$898	$1,539
Class C	$273	$544	$940	$1,850
Class T	$345	$554	$780	$1,429
Class Z	$61	$201	$353	$795

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$72	$233	$408	$915
Class A	$468	$675	$898	$1,539
Class C	$173	$544	$940	$1,850
Class T	$345	$554	$780	$1,429
Class Z	$61	$201	$353	$795

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by the Advisor to be of comparable quality).  For purposes of the 80% test, derivatives will be valued at market value rather than notional value.  The Fund may not invest more than 10% of its total assets in fixed income securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the ICE BofAML BB-B U.S. High Yield Constrained Index, which as of June 30, 2017 was 3.84 years. Duration measures the price sensitivity of a bond to changes in interest rates, calculated by the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.  For example, the share price of a fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest in mortgage- or asset-backed securities.  The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Fixed Income Securities Risk.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

High Yield Risk.  The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Active Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Income Risk.  The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates.  If the income is reduced, distributions by the Fund to shareholders may be less.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security.  Either outcome could adversely affect Fund performance.  The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Derivatives Risk.  A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or manage cash.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulﬁll its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Mortgage-Related and Other Asset-Backed Securities Risk.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase.  To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Leverage Risk.  Leverage risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Large Shareholder Risk.  To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A, Class C and Class T shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class C shares are March 31, 2009, May 29, 2009 and December 31, 2012, respectively.  Because Class T shares of the Fund are not currently offered to investors and Class Z shares are new, performance information for those share classes is not available.  Class T and Class Z shares would have similar annual returns as Class I shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.  Because Class T shares have higher expenses than the existing Class I shares, performance will be lower.  Because Class Z shares have lower expenses than the existing Class I shares, performance will be higher.  Performance figures prior to the inception date of Class A and Class C shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of Class A and Class C shares and the sales charge of Class A and Class C shares.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a calendar quarter was 7.89% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -7.87% (quarter ended September 30, 2011).

Average Annual Total Returns
(for the periods ended December 31, 2017)
	1 Year	5 Years	Since Inception (3/31/09)
High Yield Fund
Return Before Taxes – Class I	8.24%	5.72%	11.16%
Return After Taxes on Distributions – Class I	5.51	2.87	7.77
Return After Taxes on Distributions and Sale of Fund Shares – Class I	4.65	3.08	7.43
Return Before Taxes – Class A	3.98	4.65	10.31
Return Before Taxes – Class C	6.17	4.65	10.05
ICE BofAML BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	6.98	5.59	10.97

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Management

Advisor.  Hotchkis & Wiley Capital Management, LLC.

Portfolio Managers.

Investment team member	Primary title with Advisor	Started with the Fund
Ray Kennedy, CFA	Portfolio Manager	2009
Mark Hudoff	Portfolio Manager	2009
Patrick Meegan	Portfolio Manager	2012
Richard Mak, CFA	Portfolio Manager	2014

Table of Contents - Prospectus

Fund Summary: Hotchkis & Wiley Funds

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any day the New York Stock Exchange (“NYSE”) is open for trading by written request via mail (Hotchkis & Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $250,000.  For Class A shares and Class C shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum initial investment for Class T shares is $1,000.  The minimum for Class Z shares will vary depending on the type of qualifying investor.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA.  Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Fund Facts
ABOUT THE FUNDS

Non-Fundamental Investment Policy
The Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund and High Yield Fund will provide 60 days’ prior written notice to shareholders of a change in a Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.  For purposes of any 80% non-fundamental policy, equity securities shall include without limitation exchange-traded funds (“ETFs”) that have an investment strategy similar to the Fund’s or that otherwise are permitted investments of the Fund. (Each Fund’s investment objective(s) is a fundamental policy that cannot be changed by action of the Board of Trustees of Hotchkis & Wiley Funds (the “Trust”) without shareholder approval.)

All Funds
Money Market Investments
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.  To the extent that a Fund invests in a money market mutual fund, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market mutual fund’s advisory fees and operational expenses.

Temporary Defensive Investments
A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, money market mutual funds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

Value Investing
The Advisor follows a value style that emphasizes owning select securities that, in the opinion of the Advisor, offer exceptional value independent of whether those securities are represented in the Funds’ respective benchmarks.  The Advisor believes that value investment strategies provide greater risk-adjusted returns than growth investment strategies. Additionally, the Advisor believes that over the long term, investors are better served owning low-expectation stocks that trade at discounts to the value of their future cash flows than high-expectation stocks that trade at premiums. The Advisor identifies these investment opportunities by employing a disciplined, bottom-up research process that emphasizes internally generated fundamental research whose consistent application seeks to maximize long-term performance.

The Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, Value Opportunities Fund and Capital Income Fund emphasize these characteristics in different degrees depending on investment objective(s) and market capitalization focus.  These Funds’ holdings may differ significantly from their respective benchmarks.

What are the main risks of investing in the Funds?
As with any mutual fund, the value of a Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on a Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in a Fund, which could adversely affect its net asset value (“NAV”), yield and total return, are described in this section.  A Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time.   We cannot guarantee that a Fund will achieve its investment objective(s) or that the Fund’s performance will be positive for any period of time.  Historically, there have been extended periods of time in which certain Funds have not achieved their investment objective(s).

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Each Fund’s principal risks are listed below:
Table of Contents - Prospectus

Fund Facts

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Active Management Risk	X	X	X	X	X	X	X	X	X	X
ADRs and GDRs Risk	X	X				X	X		X
Call Risk									X	X
Capitalization Risk	X	X	X	X	X	X	X	X	X
Credit Ratings and Unrated Securities Risks								X	X	X
Credit Risk								X	X	X
Currency Risk						X	X	X	X	X
Derivatives Risk								X	X	X
Emerging Market Risk						X	X			X
Equity Securities Risk	X	X	X	X	X	X	X	X	X
Eurozone Risk						X	X
Financial Sector Risk	X	X	X	X	X	X	X	X
Fixed Income Securities Risk								X	X	X
Foreign (Non-U.S.) Investment Risk	X	X	X	X	X	X	X	X	X	X
High Yield Risk								X	X	X
Income Risk									X	X
Industrial Sector Risk				X			X
Interest Rate Risk								X	X	X
Issuer Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leverage Risk									X	X
Liquidity Risk									X	X
Market Risk	X	X	X	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities Risk									X	X
Non-Diversification Risk								X
Portfolio Turnover Risk								X
Security Selection Risk	X	X	X	X	X	X	X	X	X	X
Style Risk	X	X	X	X	X	X	X	X	X

Active Management Risk
The Funds are subject to management risk because they are actively managed investment portfolios. The Advisor invests in securities that may not necessarily be included in a Fund’s benchmark.  To the extent that the Advisor invests a Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.  The Advisor will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) Risk
ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities.
Table of Contents - Prospectus

Fund Facts

Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through sponsored or unsponsored facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.  A Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currencies, increases.

Call Risk
Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Capitalization Risk
The Diversified Value Fund, Large Cap Value Fund and Capital Income Fund invest in securities of large cap companies.  Large cap companies as a group could fall out of favor with the market, causing a Fund to underperform investments that focus on small or mid-cap companies.

The Diversified Value Fund, Large Cap Value Fund and Capital Income Fund may also invest in the securities of mid-cap companies. The Mid-Cap Value Fund, Small Cap Value Fund and Small Cap Diversified Value Fund invest in the securities of small and mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, a Fund’s investment in a small or mid-cap company may lose substantial value.

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with small or mid-sized market capitalizations. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The Global Value Fund, International Value Fund and Value Opportunities Fund invest in companies of any size market capitalization.

Credit Ratings and Unrated Securities Risks
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks.  Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  Rating restrictions are reviewed at time of purchase.  A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase or the Fund’s minimum rating requirements.  The Advisor does not rely solely on credit ratings, and may develop its own analysis of issuer credit quality.  A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating.  Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities.  To the extent that a Fund invests in high yield and/or unrated securities, a Fund’s success in achieving its investment objectives may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

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Fund Facts

Credit Risk
A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency Risk
If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of a Fund.

Derivatives Risk
A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The various types of derivative instruments that a Fund may use are described in detail under “Description of the Funds, Their Investments and Risks” in the SAI. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulﬁll its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction. By investing in a derivative instrument, a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Emerging Market Risk
Foreign (non-U.S.) investment risk may be particularly high to the extent that a Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Equity Securities Risk
Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by a Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

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Fund Facts

Eurozone Risk
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”).  One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. To the extent that a Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Financial Sector Risk
The Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund and Value Opportunities Fund currently invest a significant portion of their assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Fixed Income Securities Risk
The Value Opportunities Fund, the Capital Income Fund and the High Yield Fund invest in fixed income securities.  Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Foreign (Non-U.S.) Investment Risk
A Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.  Additionally, adverse conditions in a certain region may adversely affect securities of other countries with economies that appear to be unrelated.

High Yield Risk
A Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities of similar maturity.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Income Risk
The Capital Income Fund and High Yield Fund are subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Industrial Sector Risk
The Small Cap Value Fund and International Value Fund currently invest a significant portion of their assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

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Fund Facts

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. These risks may be greater in the current market environment because, as of the date of this prospectus, certain interest rates are at or near historic lows. If the Federal Reserve raises the federal funds rate, there is a risk that interest rates will rise, which will likely drive down the prices of fixed income securities.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of a Fund’s shares.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk
To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Leverage Risk
Leverage risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Liquidity Risk
To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), a Fund may either be forced to accept a lower price for it or may have to continue to hold the security.  Either outcome could adversely affect Fund performance.  Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities.  A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.  Fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to ﬁxed income securities with shorter durations until maturity.

Liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difﬁcult for a Fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate ﬁxed income holdings at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Market Risk
Market risk is the risk that the market price of securities owned by the Funds may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

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Fund Facts

Policy changes by the U.S. Government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on a Fund. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Mortgage-Related and Other Asset-Backed Securities Risk
Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk
The Value Opportunities Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Portfolio Turnover Risk
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (i.e., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes).  The trading costs and tax effects associated with portfolio turnover may lower a Fund’s effective return for investors.

Security Selection Risk
The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to a Fund’s benchmark index or indices.

Style Risk
The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Other Investments
This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by each Fund.  As with other actively managed mutual funds, investors in the Funds rely on the professional investment judgment and skill of the Advisor and the individual portfolio managers.  Please see “Description of the Funds, Their Investments and Risks” in the SAI for additional information about the securities and investment techniques that may be used by the Funds and their related risks.

Investing in any of the Funds does not constitute a complete investment program. You should consider the Funds as just one part of your investment program. Each Fund may invest in a company that another Fund may hold. As a result, investing in multiple Funds might not provide meaningful diversification for shareholders’ investment portfolios.  In addition, holding multiple Funds may result in exposure to individual companies, industries and/or economic sectors beyond what may be appropriate for your individual portfolio, goals and/or risk tolerance.  You should contact your investment professional for further information regarding these increased risks and exposures.

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Fund Facts

ADDITIONAL INFORMATION

Each year the Funds will send investors an annual report (along with an updated Summary Prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual report, one semi-annual report and one Summary Prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Funds, including how they invest, please see the SAI, which is available on the Funds’ website (www.hwcm.com/literature).

The Funds’ complete unaudited portfolio holdings as of each month-end generally will be available by the last business day of the following month on the Funds’ website. This information will, at a minimum, remain on the Funds’ website until the Funds file their lists of portfolio holdings on Form N-Q or Form N-CSR, as applicable, with the Securities and Exchange Commission for the relevant periods. A complete description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

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Shareholder Services
ABOUT CLASS I, CLASS A, CLASS C, CLASS R, CLASS T and CLASS Z SHARES

The Funds are available for purchase only by residents of states in which the Funds’ shares are registered for sale.

Not everyone is eligible to buy Class I shares or the High Yield Fund's Class Z shares.  Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.  The Small Cap Diversified Value Fund, Global Value Fund and Capital Income Fund are currently not offering Class C shares to investors and the International Value Fund is currently not offering Class A or Class C shares to investors.  Class T shares are not currently offered to investors and would only be available through certain financial intermediaries.  Class Z shares may not be available through your financial intermediaries.  New investors in the Small Cap Value Fund must meet certain exceptions as discussed in the section entitled “Small Cap Value Fund – Limited Availability.”

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.  If you qualify to purchase Class I shares, you should purchase them rather than any other class, since the other share classes (with the exception of Class Z shares for the High Yield Fund) have higher expenses than Class I shares.  Each class of a Fund invests in the same portfolio of securities; however, the returns for each class of shares would differ because each class is subject to different expenses.

The Funds’ shares are distributed by Quasar Distributors, LLC (the “Distributor”).

Investors eligible to purchase Class I shares or Class Z shares of the Funds may do so at the Funds’ NAV without a sales charge or other fee.

If you select Class A or Class T shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (“1940 Act”), that allows the Funds to pay distribution and service fees for the sale, distribution and shareholder servicing of their shares.  If you buy Class A or Class T shares, you also pay out of Fund assets this annual distribution and service fee of 0.25%. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  In addition, you may be subject to a deferred sales charge on Class A shares if you redeem an investment of $1 million or more within one year.  Class T shares are not subject to a contingent deferred sales charge.

If you select Class C or Class R shares, you will invest the full amount of your purchase price, but you will be subject to an annual distribution and service fee, as described above, of 1.00% for Class C shares, and 0.50% for Class R shares. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you redeem Class C shares within one year.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary.  Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below.  In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.  Please see “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A for more information.

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Shareholder Services

Certain financial intermediaries that make the Funds’ shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Funds’ transfer agent.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The compensation is discretionary and may be available only to selected selling and servicing agents. The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Funds; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies. The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.

To better understand the pricing of the Funds’ shares, we have summarized the information below.  The summary is qualified by the more detailed information set forth below with respect to each class.

	Class I	Class A	Class C	Class R	Class T	Class Z
Availability	Generally available to pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.	Generally available through selected securities brokers and other financial intermediaries.	Generally available through selected securities brokers and other financial intermediaries.	Available from Large Cap Value Fund and Mid-Cap Value Fund and only to certain retirement plans.	Generally available through selected securities brokers and other general intermediaries.	Generally available to pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.	Yes. Payable at time of purchase. Lower sales charges available or waived for certain investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	Yes. Payable at time of purchase. Sales charges waived for certain investments.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.	No. (May be charged for purchases over $1 million that are redeemed within one year.)	Yes. Payable if you redeem within one year of purchase.	No.	No.	No.
Redemption Fee?	Yes.*	Yes.*	Yes.*	No.	Yes.*	Yes.*
Distribution and/or Service Fees?	None.	0.25%	1.00%	0.50%	0.25%	None
Conversion to A Shares?	No.	Not applicable.	Yes. Automatically after approximately eight years.	No.	No.	No.
*
There is a 2% redemption fee on shares of the High Yield Fund that are redeemed or exchanged if they have been held for 90 days or less, subject to limited exceptions. The other Funds do not impose a redemption fee.

Class I Shares

Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers’ investments in the Funds.

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Shareholder Services

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require a Fund or the Advisor to pay an annual administrative or service fee greater than 0.25% generally may purchase Class I shares, subject to investment minimums.

The minimum initial investment for Class I shares is $250,000.  The Advisor may waive the initial minimum in certain circumstances, including the following:

●	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

●	Employees of the Advisor and its affiliates and their families.

●	Employee benefit plans sponsored by the Advisor.

●	Certain retirement, wrap or other fee based programs offered by financial intermediaries.

●	Trustees of the Trust and their families.

●	Institutional clients of the Advisor.

●	Employer sponsored retirement plans.

●	Registered investment advisors purchasing shares for their clients through transaction fee programs.

Before making an investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an application form and give you further instructions on how to invest. The transfer agent must have received your completed application before you may make an initial investment.

Class A Shares – Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and Value Opportunities Fund

Currently, the International Value Fund is not offering Class A shares to investors.

If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table.  Securities brokers’ compensation will be as shown in the last column.

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1,000,000	2.00%	2.04%	1.80%
$1,000,000 and over	0.00%	0.00%	0.00%**
*	Rounded to the nearest one-hundredth percent.
**	The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.

Class A Shares – Capital Income Fund
If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table.  Securities brokers’ compensation will be as shown in the last column.

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0.00%	0.00%	0.00%**
*	Rounded to the nearest one-hundredth percent.
**	The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.
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Shareholder Services

Class A Shares – High Yield Fund
If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table.  Securities brokers’ compensation will be as shown in the last column.

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.25%	3.36%	3.00%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and over	0.00%	0.00%	0.00%**
*	Rounded to the nearest one-hundredth percent.
**	The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.

Class A Shares - General
No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1 million or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary.  You may be charged a deferred sales charge of 0.75% if you redeem your shares within one year after purchase.  Shares acquired through reinvestment of distributions are not subject to a contingent deferred sales charge (“CDSC”).  Shares not subject to a CDSC will be sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class C distribution and service fees will cause Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

●	Purchases under a Right of Accumulation or Letter of Intent;

●	Certain programs of selected securities brokers and other financial intermediaries that have an agreement with the Distributor or its affiliates;

●
Financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers;

●	Certain wrap or other fee-based programs offered by financial intermediaries;

●	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents;

●
Employer sponsored retirement plans including but not limited to 401(k) plans, money purchase pension plans, profit sharing plans, defined benefit plans, 403(b) plans, and 457 plans, other than employer sponsored retirement plans that purchase Class A shares through brokerage relationships in which sales charges are customarily imposed.

Investors may need to provide their financial intermediary with the information necessary to take full advantage of reduced or waived Class A sales charges. Certain intermediaries may provide different shares charge waivers or discounts.  These waivers and/or discounts and the applicable intermediaries are described under “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this prospectus.

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Shareholder Services

Right of Accumulation

A Right of Accumulation permits you to pay the sales charge applicable to the current market value (based on the maximum offer price) of all shares you own in all series and classes of the Funds held at the financial intermediary at which you are making the current purchase. If the current purchase is made directly through the transfer agent, then only those shares held directly at the transfer agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual, his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

Letter of Intent

A Letter of Intent permits you to pay the Class A sales charge that would be applicable if you agree to buy at least $25,000 in the Hotchkis & Wiley Funds (excluding the Capital Income Fund and High Yield Fund) within a 13-month period, starting with the first purchase pursuant to the Letter of Intent.  A Letter of Intent for the Capital Income Fund permits you to pay the Class A sales charge that would be applicable if you agree to buy at least $50,000 in the Capital Income Fund within a 13-month period, starting with the first purchase pursuant to the Letter of Intent.  A Letter of Intent for the High Yield Fund permits you to pay the Class A sales charge that would be applicable if you agree to buy at least $100,000 in the High Yield Fund within a 13-month period, starting with the first purchase pursuant to the Letter of Intent.  The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the transfer agent in writing of this intent within the 90-day period. The value of Class A shares of a Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. At the end of the 13-month period, if the total amount of shares does not equal the amount stated in the Letter of Intent, you will be notified and must pay the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the transfer agent with sufficient information to permit confirmation of qualification. In order to execute a Letter of Intent, please contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

If you redeem Class A shares and within 60 days buy new Class A shares in the same Fund and register the account in the same way as the redeemed shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this Reinstatement Privilege may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

Class A shareholders may be able to convert to Class I shares of the same Fund if the Class A shareholders satisfy the eligibility requirements for Class I shares. Please contact your financial intermediary for additional information on how to convert your shares into another share class. The conversion of Class A shares to Class I shares is not a taxable event for federal income tax purposes.

Please see “Intermediary–Defined Sales Charge Waiver Policies” in Appendix A below for more information.  You can find information about sales loads and breakpoints free of charge on the Fund’s website at www.hwcm.com and in the SAI, which is also available on the website.

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Shareholder Services

Class C Shares
Currently, the Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and Capital Income Fund are not offering Class C shares to investors.  If you select Class C shares, you do not pay an initial sales charge at the time of purchase. However, the Distributor compensates the selling dealer or other financial intermediary. If you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the 1940 Act. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the distribution fees primarily to compensate financial consultants, selected securities brokers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Advisor for financing the 1.00% up-front commission to dealers who sell Class C shares.

Shareholders eligible to invest at NAV ($1 million sales charge breakpoint discount) may not purchase Class C shares.

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your deferred sales charge will be based on the original cost of the shares being redeemed.  Shares not subject to a CDSC will be sold first.  If you sell only some of your shares, shares not subject to a CDSC are sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

Your Class C shares convert automatically into Class A shares approximately eight years after purchase.  Class A shares are subject to lower annual expenses than Class C shares.  The conversion of Class C shares to Class A shares is not a taxable event for federal income tax purposes.

Class C shareholders may be able to convert to Class I shares of the same Fund if the Class C shareholders satisfy the eligibility requirements for Class I shares. Please contact your financial intermediary for additional information on how to convert your shares into another share class. The conversion of Class C shares to Class I shares is not a taxable event for federal income tax purposes.

Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares
The deferred sales charge relating to Class A and Class C shares may be reduced or waived in certain circumstances, such as:

●	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old;

●	Redemptions by certain eligible 401(a) and 401(k) plans offered through a recordkeeping platform and certain retirement plan rollovers;

●
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

●	Redemptions resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

●	Withdrawals through a Systematic Withdrawal Plan;

●	Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers; and

●	Redemptions of shares acquired through reinvestment of dividends and distributions.

Certain intermediaries may provide different Class A share or Class C share CDSC waivers or discounts.  These waivers and/or discounts and the applicable intermediaries are described under “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this prospectus.

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Shareholder Services

Class R Shares
Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans. If you select Class R shares, you do not pay either an initial sales charge or a deferred sales charge. You will pay distribution and service fees of 0.50% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the 1940 Act. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

Class T Shares
Currently, the Funds are not offering Class T shares to investors.  Class T shares are only available through certain securities brokers and other financial intermediaries, and third parties who make Class T shares available to their clients.  Not all financial intermediaries and third parties make Class T shares available to their clients.  Certain financial intermediaries through whom you may invest in Class T shares may impose their own investment fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the financial intermediary.  Consult a representative of your financial intermediary about the availability of Class T shares of the Funds and the intermediary’s policies, procedures and other information.  Rights of accumulation, letters of intent, rights of reinstatement and exchange privileges are not available on purchases of Class T shares.

Purchases of Class T shares are subject to a front-end sales charge of up to 2.50% of the total purchase price; however, sales charges may be waived as indicated below.  Sales charges are not imposed on Class T shares that are acquired with reinvested dividends or other distributions.  The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested.  The term “offering price” includes the front-end sales charge.

Amount of Purchase of Class T Shares	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Compensation as a Percentage of Offering Price
Less than $250,000	2.50%	2.56%	2.50%
At least $250,000 but less than $500,000	2.00%	2.04%	2.00%
At least $500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or greater	1.00%	1.01%	1.00%

Waiver of Sales Charges on Class T Shares

There are generally no sales charge waivers for Class T shares purchases.  However, the sales charge will be waived if you are reinvesting dividends or distributions.  In addition, a sales charge waiver may apply to share class conversions and transactions by certain employer-sponsored retirement plans depending on your financial intermediary's policies and procedures. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, titled “Intermediary-Defined Sales Charge Waiver Policies.”

Class Z Shares
Class Z Shares of the Funds are generally offered to the following investors (provided that no compensation, administrative payments, sub-transfer agency payments or service payments are required) whereby Class Z shares are held through plan level or omnibus accounts such as employer sponsored retirement plans including but not limited to 401 (k) plans, money purchase pension plans, profit sharing plans, defined benefit plans, 403(b) plans, and 457 plans, as well as financial intermediaries who have made the Class Z shares available to their clients.

Class Z shares are also available to high net worth individuals, endowments, foundations, trusts, estates, governmental institutions and corporations, (collectively “institutional accounts”). Other institutional investors may be permitted to purchase Class Z shares subject to the Fund’s determination of eligibility. The minimum initial investment for institutional accounts is $1,000,000. Accounts cannot be aggregated to meet the initial minimum. The minimum initial investment amount may be waived subject to the Fund’s discretion.

Class Z shares may not be available through certain financial intermediaries.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The following chart summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Funds do not issue share certificates.

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Shareholder Services

In compliance with the USA PATRIOT Act of 2001 (Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act), please note that the transfer agent will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.

If the Funds do not have a reasonable basis for determining your identity, the account will be rejected or you will not be allowed to perform transactions on the account until the necessary information to confirm your identity is received. The Funds reserve the right to close the account within five (5) business days if such information is not received.

Shares of the Funds have not been registered for sale outside of the United States.

If You Want To	Your Choices	Information Important for You to Know
Buy Shares	First, select the share class appropriate for you. Not everyone is eligible to buy Class I, Class R, Class T and Class Z shares.	Refer to the pricing of shares table in the section entitled “About Class I, Class A, Class C, Class R, Class T and Class Z Shares.” Be sure to read this Prospectus carefully.

Next, determine the amount of your investment.
For Class I shares, the minimum initial investment is $250,000.  For Class A, Class C and Class R shares, the minimum initial investment is $2,500 ($1,000 for IRA or other individual retirement accounts).  For Class T shares, the minimum initial investment is $1,000.  The minimum for Class Z shares will vary depending on the type of qualifying investor.  There is no minimum initial investment for retirement plans.  (The minimums for initial investments may be reduced or waived under certain circumstances.)

Financial advisors, broker-dealers, bank trust departments, or other financial intermediaries offering asset allocation models or other fee-based programs may have initial investment minimums of less than $2,500. Certain fund supermarket platforms may have initial investment minimums of less than $2,500. Consult your investment professional for the minimum initial investment specified by the program’s provider.

Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order.
The price of your shares is based on the next calculation of NAV per share after receipt of your order. Purchase orders received prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) are priced at the NAV determined that day (plus applicable sales charges for Class A and Class T shares). Certain financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders received after that time are priced based on the NAV determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

Purchase through the transfer agent
Purchase By Mail
Send a completed account application along with a check payable to HOTCHKIS & WILEY FUNDS to the following address:

(regular mail)
Hotchkis & Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

(overnight)
Hotchkis & Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

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If You Want To	Your Choices	Information Important for You to Know

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase.  You will receive the NAV (plus applicable sales charges for Class A shares) next determined after the transfer agent receives your check and completed application. The Funds will not accept payment in cash, money orders, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.  If your check does not clear, you will be charged a $25 service charge and for any other losses sustained by the Funds.

Purchase By Wire
If you are making your first investment in the Funds, before you wire funds, the transfer agent must have a completed account application.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed account application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your financial institution to send the wire.  Your financial institution must include the name of the Fund you are purchasing, the account number, and your name so that the wire may be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS & WILEY FUNDS
    [Name of Fund]
    shareholder name and account number

Federal fund purchases will only be accepted on a day on which the Funds and the custodian are open for business. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Add to Your Investment	Purchase additional shares
The minimum investment for additional purchases is generally $100. (The minimums for additional purchases may be waived under certain circumstances.)

If you purchased your shares through the transfer agent, forms for additional contributions are included with your account statements or by calling 1-866-HW-FUNDS (1-866-493-8637). You may purchase additional shares via wire. Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit of your wire.

Your financial consultant, selected securities dealer or other financial intermediary may also submit your order.

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Shareholder Services

If You Want To	Your Choices	Information Important for You to Know
	Acquire additional shares through the automatic dividend reinvestment plan	Unless you elect to receive dividends in cash, all dividends are automatically reinvested without a sales charge.

Participate in the automatic investment plan
You may invest a specific amount on a periodic basis through the transfer agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the plan at any time by notifying the transfer agent five (5) calendar days prior to your next transaction.  To change your financial institution, a signature guarantee or signature validation may be required. If your financial institution rejects your transaction, the transfer agent will charge a $25 fee to your account. Selected securities brokers or other financial intermediaries may also offer automatic investment plans.

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary
You may transfer your Fund shares to another selected securities dealer or other financial intermediary if authorized dealer agreements are in place between the Distributor and the transferring intermediary and the Distributor and the receiving intermediary. Certain shareholder services may not be available for all transferred shares. All future trading of these assets must be coordinated by the receiving intermediary.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the transfer agent or • Sell your shares, paying any applicable deferred sales charge.

Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order.
The price of your shares is based on the next calculation of NAV after receipt of your order. For your redemption request to be priced at the NAV on the day of your request (minus applicable deferred sales charges for Class A and Class C shares), you must submit your request to your selected securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time).

Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced (less applicable deferred sales charges for Class A and Class C shares) at the NAV at the close of regular trading on the next business day. Certain financial intermediaries may charge a fee to process a sale of shares.

The Fund may reject an order to sell shares under certain circumstances permitted by the Securities and Exchange Commission, including during unusual market conditions or emergencies when the Fund can’t determine the value of its assets or sell its holdings.

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Shareholder Services

If You Want To	Your Choices	Information Important for You to Know
Sell through the transfer agent
You may sell shares held at the transfer agent by writing to the transfer agent at the address on the back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee, from either a Medallion program member or a non-Medallion program member, will generally be required, but may be waived, if your redemption proceeds: (i) are more than $50,000; (ii) are payable or sent to any person, address or bank account not on record; (iii) are sent to an address on record that has changed within 30 calendar days; or (iv) when ownership is being changed on the account. A signature guarantee or signature validation may be required when adding telephone redemption privileges or adding/changing automated financial institution instructions on an existing account or are paid to a corporation, partnership, trust or fiduciary.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or signature validation in other instances based on the circumstances relative to the particular situation.  You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. You may have to supply additional documentation at the request of the transfer agent, depending on the type of account. Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding. Shares held in IRA accounts may be redeemed by telephone at 1-866-HW-FUNDS (1-866-493-8637).  Investors will be asked whether or not to withhold taxes from any distribution. There is a 2% redemption fee on shares of the High Yield Fund that are redeemed or exchanged if they have been held for 90 days or less, subject to limited exceptions. Please see the section entitled “Redemption Fee - High Yield Fund” for more information.

All requests received in good order by the transfer agent before the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be processed that day and the proceeds will usually be sent the next day, although it could be delayed for up to seven days. You may have a check sent to the address of record, proceeds may be wired to your pre-determined financial institution account or proceeds may be sent via electronic funds transfer through the ACH network using instructions previously provided to the transfer agent for your account. There is a $15 fee for outgoing wire transfers. In all cases, proceeds will be processed within seven calendar days following a properly completed request. There are circumstances when proceeds could be longer including, but not limited to, if you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the transfer agent may delay mailing your proceeds. This delay will usually not exceed 12 calendar days from the date of purchase.  The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalents held in their portfolios, or by selling other portfolio holdings.  The Funds reserve the right to redeem “in-kind” as described under “Redemption in Kind,” below. The Funds may use any of these methods of satisfying redemption requests under stressed or normal market conditions.  During periods of distressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid investments, a Fund may be more likely to pay proceeds by giving you securities.

You may also sell shares held at the transfer agent by telephone request if the amount being sold does not exceed $50,000 and if certain other conditions are met. The $50,000 maximum does not apply to Class I shares. Contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637) for details.  If an account has more than one owner or authorized person, the transfer agent will accept telephone instructions from any one owner or authorized person.

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If You Want To	Your Choices	Information Important for You to Know
Sell Shares Systematically	Participate in a Fund’s Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the transfer agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you should have dividends automatically reinvested. You may elect to change or terminate your participation in this Plan at any time by contacting the transfer agent five (5) calendar days prior to the next scheduled withdrawal.

The deferred sales charge is waived for systematic redemptions. Ask your financial intermediary or the transfer agent for details. Each withdrawal is generally a taxable event for federal income tax purposes.

Exchange Your Shares	Select the Fund into which you want to exchange.
You can exchange your shares of a Fund for shares in an identically registered account of another Hotchkis & Wiley Fund subject to the policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. The minimum exchange amount is $1,000. Exchanges are generally considered a sale for federal income tax purposes.  Exchanges of Class Z shares are not currently available because Class Z shares are only offered by the High Yield Fund.

Each class of Fund shares, except Class T shares and Class Z shares, is generally exchangeable for shares of the same class of another Hotchkis & Wiley Fund.

For Class A and Class C shares, in an exchange between Funds, the holding period of the original Fund will be aggregated with the holding period of the current Fund when calculating a deferred sales charge at the redemption of those shares.

To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction prior to market close.  If a servicing agent or shareholder cannot contact the transfer agent by telephone, they should make a redemption request in writing in the manner described earlier. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Redemption in Kind
The Funds reserve the right to pay redeeming shareholders with large accounts securities instead of cash in certain circumstances.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.  Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of your shares in a Fund will generally be treated as a sale for federal income tax purposes, and depending on the investor and type of account, may be subject to tax.
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Shareholder Services

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Right to Suspend Sales and Reject Purchase Orders
The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Funds are dedicated to minimizing or eliminating short-term and/or active trading in the Funds. Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Funds, the Board of Trustees has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness, including the redemption fee applicable to the High Yield Fund discussed in the section entitled “Redemption Fee – High Yield Fund.”

The Funds discourage frequent purchases and redemptions of Fund shares, whether for “market timing” or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor’s opinion, has a pattern of short-term or excessive trading in the Funds or other mutual funds or whose trading has been disruptive to a Fund or other mutual funds.

The Funds monitor trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Funds attempt to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Funds’ restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.
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Shareholder Services

The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisors and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Funds’ shares through such accounts.  Certain plan recordkeepers may offer the Funds a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Funds prefer to implement buy blocks, whereby a participant who initiates a sale in a Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies of the Funds.   The Funds will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Funds.  Shareholders who own shares of the Funds through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

For purposes of application of these policies, the Funds generally do not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

•	With respect to discretionary wrap programs, changes in investment models by research teams;
•	“Rebalancing” transactions by brokers or investment advisors to align accounts with target portfolios;
•	“Rebalancing” transactions by shareholders between taxable and non-taxable accounts;
•	Sales and purchases effected for the purpose of changing the class of Fund shares held;
•	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and
•	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

Redemption Fee – High Yield Fund
A 2% redemption fee may be imposed on shares of the High Yield Fund that are redeemed or exchanged if they have been held for 90 days or less. The redemption fee is paid directly to the High Yield Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the High Yield Fund.  The fee ensures that short-term investors pay their share of the High Yield Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders. The High Yield Fund uses the “first in first out” (“FIFO”) method to determine the holding period.  This means that if you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee.  The redemption fee does not apply to:

•	employer sponsored retirement plans;
•	shares acquired through the reinvestment of dividends and distributions;
•	shares redeemed through systematic redemption plans;
•	shares redeemed to return excess IRA contributions;
•	share conversions;
•	certain intermediaries or omnibus accounts that may not have the capability to impose a redemption fee;
•
certain redemption transactions made within a retirement or employee benefit plan, such as minimum required distributions, loans and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant;

•	redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans; or
•	redemption and exchange transactions made within a certain wrap fee or other fee based program.

Some intermediaries may agree to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the High Yield Fund’s policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee.  The High Yield Fund may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of the High Yield Fund’s redemption fee policy if the High Yield Fund determines the intermediary’s policy is reasonably designed to discourage short-term trading.

In addition, the redemption fee may be waived in other limited circumstances deemed necessary by the Trust’s Chief Compliance Officer, in consultation with legal counsel, that do not indicate market-timing activity.  Any waivers authorized by the Chief Compliance Officer shall be reported to the Board.

SMALL CAP VALUE FUND – LIMITED AVAILABILITY

The availability of the Small Cap Value Fund to new investors is limited.  The Fund does not permit investors to pool their investments in order to meet the eligibility requirements, except as otherwise noted below. Unless otherwise specified below, each new investor in the Fund must meet one of the eligibility requirements set forth below.
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Shareholder Services

If you are or were a shareholder of the Small Cap Value Fund as of October 31, 2013 and continue to be a shareholder, you may make additional investments in the Fund and reinvest your dividends and capital gain distributions in the Fund, unless the Advisor considers such additional purchases to be not in the best interests of the Fund and its other shareholders. An employee benefit plan that is a shareholder of the Fund may continue to buy shares in the ordinary course of the plan’s operations, even for new plan participants.

You may open a new account in the Small Cap Value Fund only if that account meets the Fund’s other criteria (for example, minimum initial investment) and:

•
you are already a shareholder in the Fund (in your own name or as beneficial owner of shares held in someone else’s name) (for example, a nominee, custodian or omnibus account holding shares for the benefit of an investor would not be eligible to open a new account for its own benefit or for the benefit of another customer, but the investor would be eligible to open a new account in the Fund);

•	you are a retirement plan;
•
you receive shares of the Fund as a gift from an existing shareholder of the Fund (additional investments generally are not permitted unless you are otherwise eligible to open an account under one of the other criteria listed);

•
you are transferring or “rolling over” into the Fund IRA from an employee benefit plan through which you held shares of the Fund (if your plan doesn’t qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

•
you are purchasing Fund shares through a sponsored fee-based program and shares of the Fund are made available to that program pursuant to an agreement with the Trust or the Distributor and the Trust or the Distributor has notified the sponsor of that program, in writing, that shares may be offered through such program and has not withdrawn that notification;

•
you are an employee benefit plan or other type of corporate or charitable account sponsored by or affiliated with an organization that also sponsors or is affiliated with (or is related to an organization that sponsors or is affiliated with) another employee benefit plan or corporate or charitable account that is a shareholder of the Fund;

•
you are a registered investment advisor who has at least $250,000 of client assets invested with the Fund or at least $5,000,000 of client assets invested with the Advisor or the Funds at the time of your application;

•
you are a client of the Advisor or you have an existing business relationship with the Advisor and, in the judgment of the Advisor, your investment in the Fund would not adversely affect the Advisor’s ability to manage the Fund;

•	you are a Trustee or officer of the Trust, or a partner or employee of the Advisor or its affiliates, or a member of the immediate family of any of those persons;
•
you are a client of an asset allocation program offered by certain broker dealers who have selected the Fund as part of their discretionary models.  These programs must be pre-approved by the Advisor to purchase the Fund; or

•	you are exchanging shares into an existing Fund account.

The Fund may ask you to verify that you meet one of the guidelines above prior to permitting you to open a new account in the Fund. The Fund may permit you to open a new account if the Fund reasonably believes that you are eligible. The Fund also may decline to permit you to open a new account if the Fund believes that doing so would be in the best interests of the Fund even if you would be eligible to open a new account under these guidelines.

The Fund’s ability to impose the guidelines above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order, plus any applicable sales charge.  This is the offering price.  The NAV of a class of a Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) attributable to that class, divided by the number of shares outstanding in that class.  Expenses, including the fees payable to the Advisor, are accrued daily.  Due to the fact that different expenses are charged to the Class I, Class A, Class C, Class R , Class T and Class Z shares of a Fund, the NAV of the classes of a Fund may vary.  Shares are also redeemed at their NAV, minus any applicable deferred sales charge.  Each Fund calculates its NAV each day the New York Stock Exchange (the “Exchange”) is open as of the close of regular trading on the Exchange based on prices at the time of closing. Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.
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Shareholder Services

Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received.  On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests.

Assets are valued primarily on the basis of market quotations as provided by independent pricing agents.  Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing agents, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  If market quotations are not available, a Fund will use fair value.  The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share.  If the proposed valuation would impact a Fund’s NAV by a penny or more per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Trust’s use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.

Each Fund has authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives the order. Customer orders will be priced at the NAV for the applicable class of a Fund (plus any applicable sales charge or minus any applicable deferred sales charge or redemption fee next computed after they are received by an authorized intermediary or the intermediary’s authorized designee and accepted by a Fund. If the payment for a purchase order is not made by a designated time, the order will be canceled and the financial intermediary could be held liable for any losses.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.  Generally, when the Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

DIVIDENDS AND TAXES

The Funds will distribute any realized net capital gains at least annually. The Diversified Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the Small Cap Diversified Value Fund, the Global Value Fund, the International Value Fund and the Value Opportunities Fund will distribute any net investment income at least annually. Although this cannot be predicted with any certainty, each of these Funds anticipates that the majority of its distributions, if any, will consist of capital gains.

The Capital Income Fund and the High Yield Fund distribute substantially all of their net investment income to shareholders in the form of dividends. The Capital Income Fund and the High Yield Fund intend to declare income dividends daily and distribute them monthly to shareholders of record.  In addition, the Capital Income Fund and the High Yield Fund distribute any net capital gains they earn from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Capital Income Fund and the High Yield Fund shares will normally begin to earn dividends on the business day after payment is received by the Trust. The Capital Income Fund and the High Yield Fund shares will normally earn dividends through the date of redemption. The Capital Income Fund and the High Yield Fund shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption.  When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.
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Shareholder Services

Dividends paid by a Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class A, Class C, Class R and Class T shares are expected to be lower than dividends on Class I shares and Class Z shares as a result of the distribution fees applicable to Class A, Class C, Class R and Class T shares.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at NAV without a sales charge or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the transfer agent and you would like to receive dividends in cash, contact the transfer agent by telephone or in writing five (5) days prior to the record date of the next distribution. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the then current NAV for that class of the Fund and to reinvest all subsequent distributions.

You may be subject to federal income tax on distributions from a Fund, whether you receive them in cash or additional shares. Distributions from a Fund’s net investment income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied.  Distributions of a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long you may have held shares of the Funds.  Long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 20%.  Distributions from a Fund may also be subject to foreign, state and local income taxes.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders and paid by the Fund on December 31 of the year in which the distribution was declared.

If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution.  This is referred to as “buying a dividend.”

If you redeem Fund shares or exchange them for shares of another Hotchkis & Wiley Fund, you generally will be treated as having sold your shares and may recognize a taxable gain or loss for federal income tax purposes, depending on whether the redemption proceeds are more or less than your basis in the redeemed shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss.  Short-term capital gains are taxable at ordinary federal income tax rates.  Long-term capital gains are taxable to individuals and other non-corporate taxpayers at a maximum federal income tax rate of 20%.  Your ability to utilize capital losses may be limited.  The exchange privilege is not available for Class Z shares.

A 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of shares of a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. A Fund may be eligible to elect to “pass through” to you foreign income taxes that it pays if more than 50% of the value of its total assets at the close of its taxable year consists of stock or securities of foreign corporations. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund.  You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such a deduction or credit.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
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Shareholder Services

By law, each Fund must withhold 24% of your dividends and redemption proceeds if the taxpayer identification number or social security number you have provided is incorrect, you fail to make certain required certifications and/or if a Fund receives notification from the Internal Revenue Service requiring backup withholding.

This section summarizes some of the consequences under current federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences to you of an investment in a Fund under all applicable tax laws, including federal, state, foreign and local tax laws.
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The Management Team
MANAGEMENT OF THE FUNDS

The Advisor
Hotchkis & Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, is each Fund’s investment advisor.  The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor’s predecessor entity was organized as an investment advisor in 1980.  As of June 30, 2017, the Advisor had approximately $30 billion in investment company and other portfolio assets under management.  The Advisor supervises and arranges the purchase and sale of securities held in the Funds’ portfolios.

For its services under the applicable advisory agreement, the Advisor is entitled to receive an annual management fee for the Diversified Value Fund, Large Cap Value Fund and Mid-Cap Value Fund as follows:

First $5 billion in assets	0.75% of average net assets
Next $5 billion in assets	0.65% of average net assets
Over $10 billion in assets	0.60% of average net assets

For its services under the applicable advisory agreement, the Advisor is entitled to receive an annual management fee for the Small Cap Value Fund of 0.75% of average daily net assets; for the Small Cap Diversified Value Fund, an annual management fee of 0.65% of average daily net assets; for the Global Value Fund, an annual management fee of 0.80% of average daily net assets; for the International Value Fund, an annual management fee of 0.85% of average daily net assets; for the Value Opportunities Fund, an annual management fee of 0.75% of average daily net assets; for the Capital Income Fund, an annual management fee of 0.65% of average daily net assets; and for the High Yield Fund, an annual management fee of 0.55% of average daily net assets.

The annual fee paid to the Advisor as a percentage of average daily net assets for the year ended June 30, 2017, net of expense reimbursements or fee waivers (if applicable), was 0.61% for the Diversified Value Fund, 0.75% for the Large Cap Value Fund; 0.75% for the Mid-Cap Value Fund; 0.75% for the Small Cap Value Fund, 0.00% for the Small Cap Diversified Value Fund, 0.00% for the Global Value Fund, 0.00% for the International Value Fund, 0.75% for the Value Opportunities Fund, 0.18% for the Capital Income Fund and 0.51% for the High Yield Fund. The Advisor has agreed to waive fees or make reimbursements so that regular annual operating expenses of each Fund will be limited as noted below.

Expense Limit (as a percentage of average net assets)
Fund	Class I	Class A	Class C	Class R	Class T	Class Z
Diversified Value	0.95%	1.20%	1.95%	N/A	1.20%	N/A
Large Cap Value	1.05%	1.30%	2.05%	1.55%	1.30%	N/A
Mid-Cap Value	1.15%	1.40%	2.15%	1.65%	1.40%	N/A
Small Cap Value	1.25%	1.50%	2.25%	N/A	1.50%	N/A
Small Cap Diversified Value	0.90%	1.15%	1.90%	N/A	1.15%	N/A
Global Value	1.10%	1.35%	2.10%	N/A	1.35%	N/A
International Value	1.15%	1.40%	2.15%	N/A	1.40%	N/A
Value Opportunities	1.25%	1.50%	2.25%	N/A	1.50%	N/A
Capital Income	0.80%	1.05%	1.80%	N/A	1.05%	N/A
High Yield	0.70%	0.95%	1.70%	N/A	0.95%	0.60%

The Advisor has agreed to these expense limits through October 31, 2018 (except for the Class Z shares which shall be through October 31, 2019).

A discussion regarding the basis on which the Board of Trustees approved the continuation of the investment advisory agreement for each Fund is available in the Annual Report to shareholders for the year ended June 30, 2017.

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The Management Team

Portfolio Managers
The Advisor also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process employed is the same for similar accounts, including the Funds, and is team-based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Advisor’s investment strategies.  Portfolio coordinators for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios.”  Investment ideas for each Fund are generated by the Advisor’s investment team.  The Advisor has identified the portfolio managers with the most significant responsibility for each Fund’s portfolio.  The list does not include all members of the investment team.

The investment process is team driven where each portfolio manager participates in the investment research review and decision-making process for all of the Funds.

Investment Team Member	Primary Role	Title and Recent Biography

George H. Davis, Jr.
Jointly and primarily responsible for day-to-day management of the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund.  He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
CEO and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1988 as an equity analyst and became portfolio manager in 1989.

David Green, CFA
Jointly and primarily responsible for day-to-day management of the Small Cap Value Fund, International Value Fund and Value Opportunities Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1997 as portfolio manager.

Mark Hudoff
Jointly and primarily responsible for day-to-day management of the Capital Income Fund and High Yield Fund.  He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
Portfolio Manager of Advisor (since 2009). Executive Vice President, Portfolio Manager and Head of Global High Yield investments at PIMCO (2000 – 2009).

Ray Kennedy, CFA
Jointly and primarily responsible for day-to-day management of the High Yield Fund.  He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.
Portfolio Manager of Advisor (since 2008). Managing Director, Portfolio Manager and a senior member of PIMCO’s investment strategy group (1996 – 2007).

Sheldon Lieberman	Participates in the investment research review and decision-making process and represents the Diversified Value Fund and Large Cap Value Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1994 as portfolio manager.

Stan Majcher, CFA
Jointly and primarily responsible for day-to-day management of the Mid-Cap Value Fund.  He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.
Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1996 as an equity analyst and became portfolio manager in 1999.

Richard Mak, CFA
Jointly and primarily responsible for day–to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.
Portfolio Manager of Advisor (since 2013). Senior Vice-President, High Yield Portfolio Manager/Credit Analyst at PIMCO (2007 – 2013).

Noah Mayer
Jointly and primarily responsible for day-to-day management of the Capital Income Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
Portfolio Manager of Advisor (since 2010); joined Advisor in 2007 as equity analyst and became portfolio manager in 2010.

Scott McBride, CFA
Jointly and primarily responsible for day-to-day management of the Diversified Value Fund, Large Cap Value Fund, Global Value Fund and International Value Fund.  He participates in the investment research review and decision making process and represents the Funds to current and prospective shareholders.
President (since 2016) and Portfolio Manager of Advisor (since 2004); joined Advisor’s predecessor in 2001 as equity analyst and became portfolio manager in 2004.

Patricia McKenna, CFA	Participates in the investment research review and decision-making process and represents the Diversified Value Fund and Large Cap Value Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1995 as portfolio manager.

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The Management Team

Patrick Meegan
Jointly and primarily responsible for day-to-day management of the Capital Income Fund and High Yield Fund.  He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1998 as an equity analyst and became portfolio manager in 2001.

James Miles
Jointly and primarily responsible for day-to-day management of the Small Cap Value Fund.  He participates in the investment research review and decision-making process for the Small Cap Value Fund and Mid-Cap Value Fund and represents the Funds to current and prospective shareholders.
Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1995 as portfolio manager.

Judd Peters, CFA
Jointly and primarily responsible for day-to-day management of the Diversified Value Fund, Large Cap Value Fund, Small Cap Diversified Value Fund and Global Value Fund.  He participates in the investment research review and decision making process and represents the Funds to current and prospective shareholders.
Portfolio Manager of Advisor (since 2003); joined Advisor’s predecessor in 1999 as equity analyst and became portfolio manager in 2003.

Scott Rosenthal
Jointly and primarily responsible for day-to-day management of the Global Value Fund and International Value Fund.  He participates in the investment research review and decision making process and represents the Fund to current and prospective shareholders.
Portfolio Manager of Advisor (since 2010); joined Advisor in 2007 as equity analyst and became portfolio manager in 2010.

Ryan Thomes, CFA
Jointly and primarily responsible for day–to-day management of the Small Cap Diversified Value Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.
Portfolio Manager of the Advisor (since 2018); Portfolio Analyst of Advisor (2008-2017).

Please see the SAI for more information about management of the Funds, including additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds that they manage.

Additional Information
The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, principal underwriter, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Table of Contents - Prospectus

Description of Indices

The performance of the Indices assumes the reinvestment of all distributions but does not assume any transaction costs, taxes, management fees or other expenses.  It is not possible to invest directly in an index.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Developed Index measures the performance of the investable securities in developed countries globally across all market capitalization ranges.

The Russell Developed ex-U.S. Index measures the performance of the investable securities in developed countries globally across all market capitalization ranges, excluding U.S. securities.

ICE BofAML U.S. Corporate, Government and Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets.  The index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency, and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

ICE BofAML BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody’s or Fitch), but caps issuer exposure at 2%.  Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

Table of Contents - Prospectus

Financial Highlights

The financial highlights tables below are intended to help you understand the Funds’ financial performance for the past five years, or since inception if less than five years, by showing information for the Funds’ Class I, Class A, Class C and Class R shares, as applicable.  Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial highlights tables show the Fund’s financial performance for the fiscal years ended June 30, 2013, 2014, 2015, 2016, 2017 and for the six-month period ended December 31, 2017 (unaudited).  With the exception of the six-month period ended December 31, 2017, this information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.  Financial highlights are not available for share classes that are not currently offered.  Because the Class T shares have not yet commenced operations, there are no financial highlights for Class T shares at this time.  Because the Class Z shares are new and have recently commenced operations, there are no financial highlights for Class Z shares at this time.
Table of Contents - Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Diversified Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income (loss)
Class I
Six months ended 12/31/ 2017*	$17.43	$0.09	$1.66	$1.75	$(0.34)	$—	$(0.34)	$18.84	10.04%	$71,163	0.95%[3]	1.07%[3]	0.94%[3]
Year ended 6/30/2017	14.31	0.19	3.77	3.96	(0.84)	—	(0.84)	17.43	28.05	68,260	0.95	1.09	1.21
Year ended 6/30/2016	15.89	0.22	(1.59)	(1.37)	(0.21)	—	(0.21)	14.31	-8.59	342,046	0.95	1.03	1.52
Year ended 6/30/2015	15.47	0.19	0.61	0.80	(0.38)	—	(0.38)	15.89	5.30	481,815	0.95	0.99	1.18
Year ended 6/30/2014	12.53	0.38	2.73	3.11	(0.17)	—	(0.17)	15.47	24.98	485,541	0.95	1.01	2.72
Year ended 6/30/2013	9.82	0.16	2.72	2.88	(0.17)	—	(0.17)	12.53	29.65	367,963	0.95	1.06	1.47

Class A
Six months ended 12/31/ 2017*	17.47	0.06	1.68	1.74	(0.30)	—	(0.30)	18.91	9.92	42,008	1.20[3]	1.32[3]	0.69[3]
Year ended 6/30/2017	14.36	0.16	3.77	3.93	(0.82)	—	(0.82)	17.47	27.71	41,084	1.20	1.34	1.00
Year ended 6/30/2016	15.92	0.18	(1.59)	(1.41)	(0.15)	—	(0.15)	14.36	-8.83	38,527	1.20	1.28	1.25
Year ended 6/30/2015	15.50	0.14	0.63	0.77	(0.35)	—	(0.35)	15.92	5.07	52,752	1.20	1.24	0.92
Year ended 6/30/2014	12.57	0.38	2.70	3.08	(0.15)	—	(0.15)	15.50	24.68	59,173	1.20	1.26	2.71
Year ended 6/30/2013	9.86	0.13	2.72	2.85	(0.14)	—	(0.14)	12.57	29.25	35,251	1.20	1.31	1.21

Class C
Six months ended 12/31/ 2017*	17.27	(0.01)	1.66	1.65	(0.15)	—	(0.15)	18.77	9.53	2,890	1.95[3]	2.07[3]	(0.06)[3]
Year ended 6/30/2017	14.23	0.04	3.73	3.77	(0.73)	—	(0.73)	17.27	26.78	2,817	1.95	2.09	0.23
Year ended 6/30/2016	15.76	0.07	(1.57)	(1.50)	(0.03)	—	(0.03)	14.23	-9.51	3,334	1.95	2.03	0.51
Year ended 6/30/2015	15.20	0.03	0.62	0.65	(0.09)	—	(0.09)	15.76	4.27	4,419	1.95	1.99	0.17
Year ended 6/30/2014	12.35	0.17	2.75	2.92	(0.07)	—	(0.07)	15.20	23.70	4,429	1.95	2.01	1.28
Year ended 6/30/2013	9.72	0.05	2.68	2.73	(0.10)	—	(0.10)	12.35	28.28	11,815	1.95	2.06	0.45

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	25%	35%	38%	33%	44%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net Investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income (loss)
Class I
Six months ended 12/31/ 2017*	$31.04	$0.15	$2.98	$3.13	$(0.56)	$—	$(0.56)	$33.61	10.14%	$223,920	1.02%[3]	1.02%[3]	0.94%[3]
Year ended 6/30/2017	25.06	0.39	6.15	6.54	(0.56)	—	(0.56)	31.04	26.22	269,714	0.99	0.99	1.38
Year ended 6/30/2016	27.21	0.39	(2.15)	(1.76)	(0.39)	—	(0.39)	25.06	-6.42	305,282	1.01	1.01	1.55
Year ended 6/30/2015	26.65	0.35	0.99	1.34	(0.78)	—	(0.78)	27.21	5.17	479,488	0.99	0.99	1.30
Year ended 6/30/2014	21.35	0.73	4.88	5.61	(0.31)	—	(0.31)	26.65	26.52	500,102	1.01	1.01	3.04
Year ended 6/30/2013	16.80	0.31	4.69	5.00	(0.45)	—	(0.45)	21.35	30.48	389,300	1.05	1.05	1.68

Class A
Six months ended 12/31/ 2017*	30.85	0.12	2.95	3.07	(0.48)	—	(0.48)	33.44	9.98	139,437	1.27[3]	1.27[3]	0.73[3]
Year ended 6/30/2017	24.91	0.32	6.10	6.42	(0.48)	—	(0.48)	30.85	25.88	135,349	1.24	1.24	1.13
Year ended 6/30/2016	27.02	0.33	(2.13)	(1.80)	(0.31)	—	(0.31)	24.91	-6.62	142,768	1.26	1.26	1.33
Year ended 6/30/2015	26.46	0.27	0.99	1.26	(0.70)	—	(0.70)	27.02	4.89	191,665	1.24	1.24	1.03
Year ended 6/30/2014	21.21	0.73	4.79	5.52	(0.27)	—	(0.27)	26.46	26.22	223,219	1.26	1.26	3.02
Year ended 6/30/2013	16.68	0.26	4.67	4.93	(0.40)	—	(0.40)	21.21	30.16	156,303	1.30	1.30	1.42

Class C
Six months ended 12/31/ 2017*	30.16	(0.00)[4]	2.89	2.89	(0.17)	—	(0.17)	32.88	9.59	16,709	2.02[3]	2.02[3]	(0.03)[3]
Year ended 6/30/2017	24.29	0.10	5.94	6.04	(0.17)	—	(0.17)	30.16	24.92	17,250	1.99	1.99	0.38
Year ended 6/30/2016	26.30	0.13	(2.06)	(1.93)	(0.08)	—	(0.08)	24.29	-7.34	21,038	2.01	2.01	0.53
Year ended 6/30/2015	25.96	0.09	0.94	1.03	(0.69)	—	(0.69)	26.30	4.10	40,862	1.99	1.99	0.34
Year ended 6/30/2014	20.72	0.72	4.52	5.24	—	—	—	25.96	25.29	25,765	2.01	2.01	3.02
Year ended 6/30/2013	16.26	0.10	4.58	4.68	(0.22)	—	(0.22)	20.72	29.12	8,324	2.05	2.05	0.59

Class R
Six months ended 12/31/ 2017*	30.96	0.07	2.98	3.05	(0.32)	—	(0.32)	33.69	9.89	10,425	1.52[3]	1.52[3]	0.41[3]
Year ended 6/30/2017	25.02	0.25	6.13	6.38	(0.44)	—	(0.44)	30.96	25.58	13,519	1.49	1.49	0.88
Year ended 6/30/2016	27.16	0.28	(2.16)	(1.88)	(0.26)	—	(0.26)	25.02	-6.88	13,186	1.51	1.51	1.12
Year ended 6/30/2015	26.62	0.22	0.98	1.20	(0.66)	—	(0.66)	27.16	4.64	12,867	1.49	1.49	0.81
Year ended 6/30/2014	21.33	0.60	4.89	5.49	(0.20)	—	(0.20)	26.62	25.91	11,924	1.51	1.51	2.51
Year ended 6/30/2013	16.77	0.21	4.69	4.90	(0.34)	—	(0.34)	21.33	29.79	9,571	1.55	1.55	1.15

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	27%	39%	39%	57%	41%
[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses.  Without such waiver and/or reimbursement, the Fund’s performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Amount is less than $0.005.
*	Unaudited
Table of Contents - Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income (loss)
Class I
Six months ended 12/31/ 2017*	$37.13	$0.04	$2.93	$2.97	$(0.15)	$(2.37)	$(2.52)	$37.58	8.27%	$1,620,052	1.04%[3]	1.04%[3]	0.24%[3]
Year ended 6/30/2017	30.55	0.10	7.05	7.15	(0.11)	(0.46)	(0.57)	37.13	23.37	1,675,920	1.03	1.03	0.28
Year ended 6/30/2016	40.43	0.25	(5.54)	(5.29)	(0.16)	(4.43)	(4.59)	30.55	-13.23	1,659,480	1.02	1.02	0.75
Year ended 6/30/2015	45.15	0.15	(0.63)	(0.48)	(0.27)	(3.97)	(4.24)	40.43	-0.70	2,492,532	1.00	1.00	0.35
Year ended 6/30/2014	35.36	0.21	9.71	9.92	(0.13)	—	(0.13)	45.15	28.10	2,542,569	1.01	1.01	0.52
Year ended 6/30/2013	26.02	0.16	9.31	9.47	(0.13)	—	(0.13)	35.36	36.51	1,627,378	1.07	1.07	0.55

Class A
Six months ended 12/31/ 2017*	36.57	(0.00)[4]	2.88	2.88	(0.06)	(2.37)	(2.43)	37.02	8.17	245,432	1.29[3]	1.29[3]	(0.01)[3]
Year ended 6/30/2017	30.13	0.01	6.96	6.97	(0.07)	(0.46)	(0.53)	36.57	23.05	274,787	1.28	1.28	0.02
Year ended 6/30/2016	39.91	0.16	(5.47)	(5.31)	(0.04)	(4.43)	(4.47)	30.13	-13.45	322,023	1.27	1.27	0.48
Year ended 6/30/2015	44.60	0.04	(0.61)	(0.57)	(0.15)	(3.97)	(4.12)	39.91	-0.93	626,544	1.25	1.25	0.10
Year ended 6/30/2014	34.98	0.12	9.58	9.70	(0.08)	—	(0.08)	44.60	27.78	862,559	1.26	1.26	0.29
Year ended 6/30/2013	25.75	0.09	9.21	9.30	(0.07)	—	(0.07)	34.98	36.16	406,949	1.32	1.32	0.32

Class C
Six months ended 12/31/ 2017*	32.26	(0.13)	2.54	2.41	—	(2.37)	(2.37)	32.30	7.76	45,315	2.04[3]	2.04[3]	(0.77)[3]
Year ended 6/30/2017	26.78	(0.23)	6.17	5.94	—	(0.46)	(0.46)	32.26	22.13	50,612	2.03	2.03	(0.74)
Year ended 6/30/2016	36.24	(0.08)	(4.95)	(5.03)	—	(4.43)	(4.43)	26.78	-14.09	64,568	2.02	2.02	(0.27)
Year ended 6/30/2015	41.04	(0.25)	(0.58)	(0.83)	—	(3.97)	(3.97)	36.24	-1.69	128,647	2.00	2.00	(0.65)
Year ended 6/30/2014	32.39	(0.16)	8.85	8.69	(0.04)	—	(0.04)	41.04	26.84	154,222	2.01	2.01	(0.45)
Year ended 6/30/2013	23.97	(0.11)	8.53	8.42	—	—	—	32.39	35.13	62,638	2.07	2.07	(0.39)

Class R
Six months ended 12/31/ 2017*	36.60	(0.05)	2.88	2.83	(0.01)	(2.37)	(2.38)	37.05	8.00	11,006	1.54[3]	1.54[3]	(0.27)[3]
Year ended 6/30/2017	30.21	(0.08)	6.96	6.88	(0.03)	(0.46)	(0.49)	36.60	22.74	11,020	1.53	1.53	(0.23)
Year ended 6/30/2016	40.04	0.09	(5.49)	(5.40)	—	(4.43)	(4.43)	30.21	-13.64	11,471	1.52	1.52	0.26
Year ended 6/30/2015	44.77	(0.07)	(0.62)	(0.69)	(0.07)	(3.97)	(4.04)	40.04	-1.21	18,683	1.50	1.50	(0.16)
Year ended 6/30/2014	35.17	0.02	9.63	9.65	(0.05)	—	(0.05)	44.77	27.47	24,693	1.51	1.51	0.05
Year ended 6/30/2013	25.92	0.03	9.25	9.28	(0.03)	—	(0.03)	35.17	35.82	9,746	1.57	1.57	0.09

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	12%	37%	42%	54%	55%	66%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income (loss)
Class I
Six months ended 12/31/ 2017*	$59.31	$0.16	$3.98	$4.14	$(0.28)	$(2.78)	$(3.06)	$60.39	7.12%	$698,390	1.04%[3]	1.04%[3]	0.51%[3]
Year ended 6/30/2017	46.46	0.19	12.90	13.09	(0.24)	—	(0.24)	59.31	28.15	669,810	1.04	1.04	0.35
Year ended 6/30/2016	61.67	0.17	(9.57)	(9.40)	(0.16)	(5.65)	(5.81)	46.46	-15.63	699,420	1.04	1.04	0.33
Year ended 6/30/2015	66.62	0.27	2.30	2.57	(0.13)	(7.39)	(7.52)	61.67	4.64	951,911	1.06	1.06	0.43
Year ended 6/30/2014	54.84	0.13	16.83	16.96	(0.20)	(4.98)	(5.18)	66.62	32.40	785,915	0.99	0.99	0.21
Year ended 6/30/2013	41.83	0.32	12.96	13.28	(0.27)	—	(0.27)	54.84	31.88	452,702	1.03	1.03	0.67

Class A
Six months ended 12/31/ 2017*	58.93	0.07	3.96	4.03	(0.10)	(2.78)	(2.88)	60.08	6.98	79,503	1.29[3]	1.29[3]	0.24[3]
Year ended 6/30/2017	46.09	0.05	12.79	12.84	—	—	—	58.93	27.83	89,795	1.29	1.29	0.09
Year ended 6/30/2016	61.27	0.04	(9.51)	(9.47)	(0.06)	(5.65)	(5.71)	46.09	-15.83	113,335	1.29	1.29	0.07
Year ended 6/30/2015	66.26	0.12	2.28	2.40	—	(7.39)	(7.39)	61.27	4.37	194,587	1.31	1.31	0.19
Year ended 6/30/2014	54.67	(0.02)	16.75	16.73	(0.16)	(4.98)	(5.14)	66.26	32.06	204,205	1.24	1.24	(0.04)
Year ended 6/30/2013	41.67	0.21	12.91	13.12	(0.12)	—	(0.12)	54.67	31.55	103,329	1.28	1.28	0.43

Class C
Six months ended 12/31/ 2017*	46.90	(0.13)	3.32	3.19	—	(2.78)	(2.78)	50.01	6.58	15,356	2.04[3]	2.04[3]	(0.51)[3]
Year ended 6/30/2017	39.09	(0.30)	10.81	10.51	—	—	—	49.60	26.85	17,084	2.04	2.04	(0.66)
Year ended 6/30/2016	53.25	(0.30)	(8.21)	(8.51)	—	(5.65)	(5.65)	39.09	-16.46	20,308	2.04	2.04	(0.68)
Year ended 6/30/2015	58.99	(0.32)	1.97	1.65	—	(7.39)	(7.39)	53.25	3.60	35,172	2.06	2.06	(0.58)
Year ended 6/30/2014	49.40	(0.43)	15.04	14.61	(0.04)	(4.98)	(5.02)	58.99	31.09	43,161	1.99	1.99	(0.79)
Year ended 6/30/2013	37.84	(0.14)	11.70	11.56	—	—	—	49.40	30.55	28,745	2.03	2.03	(0.31)

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	20%	29%	45%	43%	43%	35%
[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges.  The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Amount is less than $0.005.
*	Unaudited

Table of Contents - Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Diversified Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income
Class I
Six months ended 12/31/ 2017*	$12.06	$0.04	$1.16	$1.20	$(0.05)	$(1.75)	$(1.80)	$11.46	10.26%	$25,116	0.90%[3]	1.50%[3]	0.64%[3]
Year ended 6/30/2017	9.12	0.09	2.94	3.03	(0.09)	—	(0.09)	12.06	33.26	19,265	0.90	1.70	0.86
Year ended 6/30/2016	10.01	0.06	(0.66)	(0.60)	(0.04)	(0.25)	(0.29)	9.12	-5.80	14,446	1.25	2.13	0.72
Year from 6/30/2014[3] to 6/30/2015	10.00	0.05	0.22	0.27	(0.04)	(0.22)	(0.26)	10.01	2.93	15,337	1.25	3.75	0.48

Class A
Six months ended 12/31/2017*	12.01	0.02	1.17	1.19	(0.03)	(1.75)	(1.78)	11.42	10.23	1,434	1.15[3]	1.75[3]	0.40[3]
Year ended 6/30/2017	9.09	0.06	2.93	2.99	(0.07)	—	(0.07)	12.01	32.86	721	1.15	1.89	0.55
Year ended 6/30/2016	10.00	0.05	(0.68)	(0.63)	(0.03)	(0.25)	(0.28)	9.09	-6.14	232	1.50	2.38	0.53
Year from 6/30/2014[3] to 6/30/2015	10.00	0.03	0.22	0.25	(0.03)	(0.22)	(0.25)	10.00	2.71	130	1.50	4.25	0.29

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015
Portfolio turnover rate	55%	58%	89%	40%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Global Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income
Class I
Six months ended 12/31/ 2017*	$12.82	$0.02	$0.98	$1.00	$(0.13)	$(0.59)	$(0.72)	$13.10	7.95%	$8,309	1.10%[3]	2.97%[3]	0.31%[3]
Year ended 6/30/2017	10.10	0.12	2.70	2.82	(0.10)	—	(0.10)	12.82	27.93	7,694	1.10	3.37	1.00
Year ended 6/30/2016	11.93	0.13	(1.23)	(1.10)	(0.12)	(0.61)	(0.73)	10.10	-9.25	5,199	1.10	4.14	1.25
Year ended 6/30/2015	13.31	0.14	(0.46)	(0.32)	(0.30)	(0.76)	(1.06)	11.93	-1.98	6,144	1.10	4.34	1.11
Year ended 6/30/2014	11.49	0.41	2.45	2.86	(0.17)	(0.87)	(1.04)	13.31	25.98	3,867	1.10	6.26	3.29
Period from 12/31/2012[4] to 6/30/2013	10.00	0.12	1.37	1.49	—	—	—	11.49	14.90	2,024	1.10[3]	11.75[3]	2.22[3]

Class A
Six months ended 12/31/ 2017*	12.80	0.00[5]	0.98	0.98	(0.10)	(0.59)	(0.69)	13.09	7.87	501	1.35[3]	3.22[3]	0.07[3]
Year ended 6/30/2017	10.09	0.14	2.65	2.79	(0.08)	—	(0.08)	12.80	27.69	436	1.35	3.37	1.19
Year ended 6/30/2016	11.91	0.10	(1.23)	(1.13)	(0.08)	(0.61)	(0.69)	10.09	-9.47	100	1.35	4.39	0.96
Year ended 6/30/2015	13.29	0.10	(0.45)	(0.35)	(0.27)	(0.76)	(1.03)	11.91	-2.22	110	1.35	4.77	0.79
Period from 8/30/2013[4] to 6/30/2014	11.85	0.34	2.13	2.47	(0.16)	(0.87)	(1.03)	13.29	21.88	137	1.35[3]	6.58[3]	3.21[3]

	Six Months Ended	Year Ended June 30,				Period December 31, 2012[4] through
	December 31, 2017*	2017	2016	2015	2014	June 30, 2013
Portfolio turnover rate	19%	38%	52%	42%	52%	38%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
[5]	Amount is less than $0.005.
*	Unaudited
Table of Contents - Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
International Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income (loss)
Class I
Six months ended 12/31/2017*	$11.85	$(0.01)	$0.79	$0.78	$(0.13)	$(0.57)	$(0.70)	$11.93	6.72%	$2,603	1.15%[3]	6.49%[3]	(0.09)%[3]
Year ended 6/30/2017	9.76	0.12	2.38	2.50	(0.17)	(0.24)	(0.41)	11.85	26.14	2,422	1.15	7.36	1.12
Period from 12/31/2015[4] to 6/30/2016	10.00	0.16	(0.40)	(0.24)	—	—	—	9.76	-2.40	1,806	1.15[4]	12.67[4]	3.17[4]

	Six Months Ended December 31, 2017*	Year Ended June 30, 2017	Period December 31, 2015[3] through June 30, 2016
Portfolio turnover rate	13%	34%	17%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement /waiver	Expenses, before reimbursement /waiver	Net investment income
Class I
Six months ended 12/31/ 2017*	$27.99	$0.20	$2.17	$2.37	$(0.53)	$(0.41)	$(0.94)	$29.42	8.57%	$417,013	0.97%[3]	0.97%[3]	1.40%[3]
Year ended 6/30/2017	22.21	0.38	5.99	6.37	(0.59)	—	(0.59)	27.99	28.79	347,924	0.99	0.99	1.46
Year ended 6/30/2016	29.13	0.69	(3.68)	(2.99)	(0.49)	(3.44)	(3.93)	22.21	-10.48	259,421	1.00	1.00	2.80
Year ended 6/30/2015	29.88	0.41	1.35	1.76	(0.42)	(2.09)	(2.51)	29.13	6.75	363,363	0.96	0.96	1.42
Year ended 6/30/2014	25.46	0.35	5.91	6.26	(0.23)	(1.61)	(1.84)	29.88	25.67	265,138	0.99	0.99	1.25
Year ended 6/30/2013	20.44	0.34	6.00	6.34	(0.38)	(0.94)	(1.32)	25.46	32.28	105,332	1.03	1.03	1.45

Class A
Six months ended 12/31/ 2017*	28.00	0.16	2.18	2.34	(0.45)	(0.41)	(0.86)	29.48	8.46	136,205	1.22[3]	1.22[3]	1.09[3]
Year ended 6/30/2017	22.21	0.31	5.99	6.30	(0.51)	—	(0.51)	28.00	28.47	136,525	1.24	1.24	1.21
Year ended 6/30/2016	29.13	0.63	(3.69)	(3.06)	(0.42)	(3.44)	(3.86)	22.21	-10.71	132,870	1.25	1.25	2.55
Year ended 6/30/2015	29.88	0.34	1.36	1.70	(0.36)	(2.09)	(2.45)	29.13	6.47	201,477	1.21	1.21	1.19
Year ended 6/30/2014	25.48	0.25	5.94	6.19	(0.18)	(1.61)	(1.79)	29.88	25.34	165,608	1.24	1.24	0.91
Year ended 6/30/2013	20.46	0.28	6.01	6.29	(0.33)	(0.94)	(1.27)	25.48	31.98	103,822	1.28	1.28	1.22

Class C
Six months ended 12/31/ 2017*	26.04	0.04	2.03	2.07	(0.23)	(0.41)	(0.64)	27.47	8.04	54,121	1.97[3]	1.97[3]	0.33[3]
Year ended 6/30/2017	20.68	0.11	5.57	5.68	(0.32)	—	(0.32)	26.04	27.53	57,953	1.99	1.99	0.46
Year ended 6/30/2016	27.41	0.42	(3.47)	(3.05)	(0.24)	(3.44)	(3.68)	20.68	-11.37	63,637	2.00	2.00	1.84
Year ended 6/30/2015	28.31	0.12	1.27	1.39	(0.20)	(2.09)	(2.29)	27.41	5.65	76,647	1.96	1.96	0.43
Year ended 6/30/2014	24.28	0.04	5.65	5.69	(0.05)	(1.61)	(1.66)	28.31	24.44	52,042	1.99	1.99	0.17
Year ended 6/30/2013	19.50	0.10	5.73	5.83	(0.11)	(0.94)	(1.05)	24.28	30.97	24,728	2.03	2.03	0.44

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	27%	83%	62%	101%	45%	98%

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Commencement of operations.
*	Unaudited
Table of Contents - Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Capital Income Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from invest-ment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimburse-ment /waiver	Expenses, before reimbursement /waiver	Net investment income
Class I
Six months ended 12/31/2017*	$12.51	$0.22	$0.24	$0.46	$(0.27)	$—	$(0.27)	$12.70	3.73%	$20,209	0.80%[3]	1.23%[3]	3.51%[3]
Year ended 6/30/2017	10.56	0.45	2.00	2.45	(0.50)	—	(0.50)	12.51	23.54	20,582	0.80	1.27	3.83
Year ended 6/30/2016	12.22	0.51	(1.13)	(0.62)	(0.54)	(0.50)	(1.04)	10.56	-4.77	20,873	0.80	1.18	4.63
Year ended 6/30/2015	12.85	0.47	(0.38)	0.09	(0.52)	(0.20)	(0.72)	12.22	0.69	33,958	0.80	1.05	3.75
Year ended 6/30/2014	11.83	0.57	1.64	2.21	(0.51)	(0.68)	(1.19)	12.85	19.71	21,399	0.80	1.34	4.61
Year ended 6/30/2013	10.57	0.51	1.38	1.89	(0.50)	(0.13)	(0.63)	11.83	18.45	11,348	0.80	1.85	4.51

Class A
Six months ended 12/31/ 2017*	13.01	0.21	0.25	0.46	(0.26)	—	(0.26)	13.21	3.54	18,428	1.05[3]	1.48[3]	3.23[3]
Year ended 6/30/2017	10.97	0.44	2.07	2.51	(0.47)	—	(0.47)	13.01	23.17	21,171	1.05	1.52	3.56
Year ended 6/30/2016	12.65	0.50	(1.17)	(0.67)	(0.51)	(0.50)	(1.01)	10.97	-4.99	17,309	1.05	1.43	4.36
Year ended 6/30/2015	13.24	0.44	(0.35)	0.09	(0.48)	(0.20)	(0.68)	12.65	0.73	42,398	1.05	1.30	3.39
Year ended 6/30/2014	12.18	0.61	1.61	2.22	(0.48)	(0.68)	(1.16)	13.24	19.17	47,872	1.05	1.51	4.76
Year ended 6/30/2013	10.67	0.50	1.61	2.11	(0.47)	(0.13)	(0.60)	12.18	20.34	13,782	1.05	1.99	4.31

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	21%	71%	93%	62%	53%	65%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
High Yield Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimburse-ment /waiver	Expenses, before reimbursement /waiver	Net investment income
Class I
Six months ended 12/31/ 2017*	$12.26	$0.37	$(0.02)[4]	$0.35	$(0.36)	$—	$(0.36)	$12.25	2.91%	$2,260,654	0.70%[3]	0.73%[3]	5.96%[3]
Year ended 6/30/2017	11.47	0.75	0.79[4]	1.54	(0.75)	—	(0.75)	12.26	13.75	2,091,104	0.70	0.74	6.22
Year ended 6/30/2016	12.51	0.76	(0.94)[4]	(0.18)	(0.77)	(0.09)	(0.86)	11.47	-1.12	1,884,613	0.70	0.74	6.59
Year ended 6/30/2015	13.37	0.70	(0.75)[4]	(0.05)	(0.71)	(0.10)	(0.81)	12.51	-0.26	2,060,504	0.70	0.73	5.56
Year ended 6/30/2014	12.83	0.76	0.67	1.43	(0.76)	(0.13)	(0.89)	13.37	11.51	1,127,080	0.70	0.75	5.82
Year ended 6/30/2013	12.28	0.80	0.61	1.41	(0.81)	(0.05)	(0.86)	12.83	11.70	686,718	0.70	0.75	6.23

Class A
Six months ended 12/31/ 2017*	12.18	0.35	(0.01)[4]	0.34	(0.35)	—	(0.35)	12.17	2.78	488,768	0.95[3]	0.98[3]	5.71[3]
Year ended 6/30/2017	11.40	0.72	0.78[4]	1.50	(0.72)	—	(0.72)	12.18	13.42	566,806	0.95	0.99	5.99
Year ended 6/30/2016	12.43	0.73	(0.94)[4]	(0.21)	(0.73)	(0.09)	(0.82)	11.40	-1.34	603,081	0.95	0.99	6.35
Year ended 6/30/2015	13.29	0.67	(0.75)[5]	(0.08)	(0.68)	(0.10)	(0.78)	12.43	-0.54	682,129	0.95	0.98	5.31
Year ended 6/30/2014	12.75	0.73	0.66	1.39	(0.72)	(0.13)	(0.85)	13.29	11.28	607,104	0.95	1.00	5.59
Year ended 6/30/2013	12.21	0.76	0.60	1.36	(0.77)	(0.05)	(0.82)	12.75	11.37	410,060	0.95	1.00	5.91

Class C
Six months ended 12/31/ 2017*	12.26	0.31	(0.02)	0.29	(0.30)	—	(0.30)	12.25	2.40	3,669	1.70[3]	1.73[3]	4.95[3]
Year ended 6/30/2017	11.47	0.63	0.79[4]	1.42	(0.63)	—	(0.63)	12.26	12.62	3,010	1.70	1.74	5.22
Year ended 6/30/2016	12.50	0.65	(0.94)[6]	(0.29)	(0.65)	(0.09)	(0.74)	11.47	-2.02	2,737	1.70	1.74	5.61
Year ended 6/30/2015	13.36	0.58	(0.76)[4]	(0.18)	(0.58)	(0.10)	(0.68)	12.50	-1.25	3,581	1.70	1.73	4.53
Year ended 6/30/2014	12.82	0.62	0.68	1.30	(0.63)	(0.13)	(0.76)	13.36	10.40	3,623	1.70[3]	1.75	4.72
Period from 12/31/2012[7] to 6/30/2013	12.88	0.30	(0.05)	0.25	(0.31)	–	(0.31)	12.82	1.91	812	1.70[3]	1.74[3]	4.73[3]

	Six Months Ended	Year Ended June 30,
	December 31, 2017*	2017	2016	2015	2014	2013
Portfolio turnover rate	17%	46%	45%	44%	51%	66%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.  Returns for periods less than one year are not annualized.

[3]	Annualized.
[4]	Redemption fees per share were less than $0.005.
[5]	Includes redemption fees per share of $0.01.
[6]	Includes redemption fees per share of $0.02.
[7]	Commencement of operations.
*	Unaudited
Table of Contents - Prospectus

APPENDIX A

Intermediary-Defined Sales Charge Waiver Policies

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Hotchkis & Wiley Funds’ prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and Class C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch.  Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Table of Contents - Prospectus
A-1

Morgan Stanley

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Table of Contents - Prospectus
A-1

PRIVACY POLICY

The Hotchkis & Wiley Funds and Hotchkis & Wiley Capital Management, LLC value our relationship with our clients as our most important asset.  We are committed to safeguarding our clients’ confidential non-public personal information.  Our privacy policy outlines the steps we take to protect our clients’ personal information.

We collect non-public personal information about you from the following sources in the normal course of business to serve you better:

•	Information we receive about you on applications, questionnaires or other forms;
•	Information you give us orally or on written or electronic correspondence;
•	Information about your transactions with us, financial intermediaries, or others;
•	Information received from your custodian, consultant, attorneys, or others; and
•	Information provided and captured on our website, including any information captured on our website through the use of “cookies”.

We do not sell your personal information to anyone, nor do we disclose your personal information to unaffiliated third parties without the client’s authorization, except to your authorized representatives (including your consultant, attorney or accountant).  We may disclose your personal information to financial intermediaries (such as broker-dealers and custodians) only as permitted by law and only as necessary for us to provide agreed services and products.  We may also disclose your personal information to other service providers with whom we have business arrangements to help administrate our business.  These service providers are bound by law or by contract to use your information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.  In limited circumstances, we may disclose your personal information as required by law or in response to inquiries from governmental authorities.

We limit access to your personal information, as much as possible, to those employees who need to know that information to provide products and services to you.  We also maintain physical, electronic and procedural safeguards to guard the privacy of your nonpublic personal information.

We apply this policy to current and former clients.
Table of Contents - Prospectus
PP-1

PROSPECTUS
INFORMATION ABOUT THE FUNDS

Advisor
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(213) 430-1000

Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS (1-866-493-8637)

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 West 5th Street, Suite 2700
Los Angeles, CA 90013

Please read this Prospectus before you invest in the Funds.  Keep the Prospectus for future reference. You can get additional information about the Funds in:

–	Statement of Additional Information – SAI (incorporated by reference into, legally a part of, this Prospectus)

–	Annual Report (contains a discussion of market conditions and investment strategies that significantly affected Fund performance)

–	Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds’ transfer agent.

The current SAI, annual report and semi-annual report are available on www.hwcm.com/literature.

Information about the Funds, including the SAI, annual report and semi-annual report, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202-5300

Custodian
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Counsel
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

	NASDAQ	CUSIP
Diversified Value Fund
Class I	HWCIX	44134R768
Class A	HWCAX	44134R750
Class C	HWCCX	44134R743
Class T	not currently offered	not currently offered

Large Cap Value Fund
Class I	HWLIX	44134R503
Class A	HWLAX	44134R107
Class C	HWLCX	44134R701
Class R	HWLRX	44134R784
Class T	not currently offered	not currently offered

Mid-Cap Value Fund
Class I	HWMIX	44134R800
Class A	HWMAX	44134R206
Class C	HWMCX	44134R875
Class R	HWMRX	44134R776
Class T	not currently offered	not currently offered

Small Cap Value Fund
Class I	HWSIX	44134R867
Class A	HWSAX	44134R305
Class C	HWSCX	44134R842
Class T	not currently offered	not currently offered

Small Cap Diversified Value Fund
Class I	HWVIX	44134R651
Class A	HWVAX	44134R644
Class C	not currently offered	not currently offered
Class T	not currently offered	not currently offered

Global Value Fund
Class I	HWGIX	44134R685
Class A	HWGAX	44134R677
Class C	not currently offered	not currently offered
Class T	not currently offered	not currently offered

International Value Fund
Class I	HWNIX	44134R636
Class A	not currently offered	not currently offered
Class C	not currently offered	not currently offered
Class T	not currently offered	not currently offered

Value Opportunities Fund
Class I	HWAIX	44134R834
Class A	HWAAX	44134R792
Class C	HWACX	44134R826
Class T	not currently offered	not currently offered

Table of Contents - Prospectus

	NASDAQ	CUSIP
Capital Income Fund
Class I	HWIIX	44134R719
Class A	HWIAX	44134R693
Class C	not currently offered	not currently offered
Class T	not currently offered	not currently offered

High Yield Fund
Class I	HWHIX	44134R735
Class A	HWHAX	44134R727
Class C	HWHCX	44134R669
Class T	not currently offered	not currently offered
Class Z	HWHZX	44134R529

Investment Company Act File #811-10487
CODE #HWF-P-0318
Hotchkis & Wiley Funds are distributed
by Quasar Distributors, LLC

Hotchkis & Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439

Table of Contents - Prospectus